                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 33-79482

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 21                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-8532

     Amendment No. 21                                               [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: March 31, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on March 31, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

March 31, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

Effective  September  29,  2004,  the  Strategic  Allocation:  Aggressive  Fund,
Strategic Allocation:  Conservative Fund and Strategic Allocation: Moderate Fund
were  closed  to new  retail  investors,  but are  available  through  financial intermediaries.  Any shareholder  with an open account as of September 29, 2004, may make  additional  investments  and  reinvest  dividends  and  capital  gains distributions as long as such account remains open.

                                                    ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services, LLC

* You'll notice that this prospectus  includes  information about Investor Class and  Institutional  Class shares.  Investor Class shares are available  directly from  American  Century and  Institutional  Class  shares are offered  primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.....................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

MULTIPLE CLASS INFORMATION...................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments.  Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

               TOTAL RETURN  INCLUDES  CAPITAL  APPRECIATION  PLUS  DIVIDEND AND
          INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds'  asset  allocation  strategies  diversify  investments  among  equity securities, bonds and money market instruments.

o    Strategic  Allocation:   Conservative  seeks  regular  income  through  its
     emphasis on bonds and money market  securities.  It also has the  potential for  moderate  long-term  total  return  as a result of its stake in equity securities.

o    Strategic  Allocation:  Moderate seeks  long-term  capital growth with some
     regular  income.  It  emphasizes   investments  in  equity  securities  but
     maintains a sizeable stake in bonds and money market securities.

o    Strategic  Allocation:  Aggressive  seeks  long-term  capital growth with a small  amount  of  regular  income.  It  emphasizes  investments  in equity securities  but maintains a portion of its assets in bonds and money market securities.

The funds may invest in any type of U.S. or foreign  equity  security that meets certain  fundamental  and technical  standards.  The portfolio  managers draw on growth,  value and  quantitative  investment  techniques  in managing the equity portion  of  the  funds'  portfolios,  and  they  diversify  the  funds'  equity investments among small, medium and large companies.

The funds also invest in a variety of debt  securities  payable in both U.S. and foreign currencies.  The funds primarily invest in investment-grade  securities;
that is, securities rated in the four highest  categories by independent  rating organizations.  However,  Strategic Allocation:  Moderate may invest up to 5% of its assets,  and Strategic  Allocation:  Aggressive  may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following  table indicates each fund's neutral mix; that is, how each fund's investments  generally will be allocated  among the major asset classes over the long term.

                                    EQUITY      FIXED-INCOME OR   CASH
                                    SECURITIES  DEBT SECURITIES   EQUIVALENTS
FUND                                (STOCKS)    (BONDS)           (MONEY MARKETS)

Strategic Allocation: Conservative    45%           45%               10%

Strategic Allocation: Moderate        63%           31%               6%

Strategic Allocation: Aggressive      78%           20%               2%

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

o    Market Risk - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    Interest Rate Risk - Generally,  when interest  rates rise,  the value of a fund's  fixed-income  securities  will  decline.  The opposite is true when interest rates decline.

o    Credit  Risk - The  value  of a  fund's  fixed-income  securities  will  be affected  adversely  by any  erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    Principal  Loss - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each full calendar  year in the life of the class.  They indicate the volatility of the funds' historical  returns from year to year. Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the chart, depending on the expenses of that class.

STRATEGIC ALLOCATION: CONSERVATIVE FUND-INVESTOR CLASS

2004       7.66
2003      14.75
2002      -4.91
2001       0.94
2000       4.89
1999      11.17
1998      10.53
1997      12.84

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Conservative          9.40% (4Q 1999)                     -5.71% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: MODERATE FUND-INVESTOR CLASS

2004       9.77
2003      22.61
2002      -9.49
2001      -4.28
2000       0.25
1999      22.28
1998      12.75
1997      15.24

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Moderate              17.38% (4Q 1999)                    -9.61% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: AGGRESSIVE FUND-INVESTOR CLASS

2004      11.61
2003      27.84
2002     -14.03
2001      -9.27
2000      -2.50
1999      33.83
1998      13.80
1997      16.23

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Aggressive            25.34% (4Q 1999)                    -12.40% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the funds'  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR    5 YEARS   LIFE OF CLASS (1)
-------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

Return Before Taxes                              7.66%      4.46%       7.08%

Return After Taxes on Distributions              6.28%      2.89%       5.14%

Return After Taxes on Distributions
  and Sale of Fund Shares                        5.57%      2.94%       4.99%

S&P 500 Index                                   10.88%     -2.30%       9.21%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                      4.34%      7.71%       6.85%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                   1.38%      2.67%       3.66%(2)
  (reflects no deductions for fees,
   expenses or taxes)

-------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

Return Before Taxes                              9.77%      3.17%       8.30%

Return After Taxes on Distributions              9.23%      1.81%       6.78%

Return After Taxes on Distributions
  and Sale of Fund Shares                        6.90%      1.96%       6.37%

S&P 500 Index                                   10.88%     -2.30%       9.21%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                      4.34%      7.71%       6.85%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                   1.38%      2.67%       3.66%(2)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE FUNDS' INVESTOR CLASS WAS FEBRUARY 15, 1996.

(2)  SINCE  FEBRUARY 29, 1996,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR    5 YEARS    LIFE OF CLASS (1)
--------------------------------------------------------------------------------------
Strategic Allocation: Aggressive

Return Before Taxes                            11.61%      1.65%        8.77%

Return After Taxes on Distributions            11.45%      0.67%        7.66%

Return After Taxes on Distributions
  and Sale of Fund Shares                       7.73%      0.89%        7.09%

S&P 500 Index                                  10.88%     -2.30%        9.21%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                     4.34%      7.71%        6.85%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                  1.38%      2.67%        3.66%(2)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE FUND'S INVESTOR CLASS WAS FEBRUARY 15, 1996.

(2)  SINCE  FEBRUARY 29, 1996,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004     1 YEAR        LIFE OF CLASS (1)
---------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

Return Before Taxes                                 7.87%           5.08%

S&P 500 Index                                      10.88%          -2.16%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                         4.34%           7.59%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                      1.38%           2.26%(2)
  (reflects no deductions for fees,
   expenses or taxes)

---------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

Return Before Taxes                                 9.98%           3.61%

S&P 500 Index                                      10.88%          -2.16%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                         4.34%           7.59%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                      1.38%           2.26%(2)
  (reflects no deductions for fees,
   expenses or taxes)

---------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

Return Before Taxes                                11.66%           1.75%

S&P 500 Index                                      10.88%          -2.16%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                         4.34%           7.59%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                      1.38%           2.26%(2)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE FUNDS' INSTITUTIONAL CLASS WAS AUGUST 1, 2000.

(2)  SINCE JULY 31, 2000,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

INVESTOR CLASS (ALL FUNDS)

   Maximum Account Maintenance Fee                           $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    MANAGEMENT  DISTRIBUTION AND       OTHER       TOTAL ANNUAL FUND
                                    FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2) OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

   Investor Class                    0.99%           None               0.00%       0.99%

   Institutional Class               0.79%           None               0.00%       0.79%
-----------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

   Investor Class                    1.07%           None               0.00%       1.07%

   Institutional Class               0.87%           None               0.00%       0.87%
-----------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   Investor Class                    1.20%           None               0.00%       1.20%

   Institutional Class               1.00%           None               0.00%       1.00%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED-FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE  RATES
     GENERALLY  DECREASE AS STRATEGY  ASSETS  INCREASE  AND INCREASE AS STRATEGY
     ASSETS  DECREASE.  SEE  The  Investment  Advisor  UNDER  Management  FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                       1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

   Investor Class                       $101      $314        $545       $1,208

   Institutional Class                   $81      $252        $438         $975

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

   Investor Class                       $109      $339        $588       $1,300

   Institutional Class                   $89      $277        $481       $1,069

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   Investor Class                       $122      $380        $657       $1,447

   Institutional Class                  $102      $318        $551       $1,219

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments.  Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

o    Strategic  Allocation:   Conservative  seeks  regular  income  through  its
     emphasis on bonds and money market  securities.  It also has the  potential for  moderate  long-term  total  return  as a result of its stake in equity securities.

o    Strategic  Allocation:  Moderate seeks  long-term  capital growth with some
     regular  income.  It  emphasizes   investments  in  equity  securities  but
     maintains a sizeable stake in bonds and money market securities.

o    Strategic  Allocation:  Aggressive  seeks  long-term  capital growth with a small  amount  of  regular  income.  It  emphasizes  investments  in equity securities  but maintains a portion of its assets in bonds and money market securities.

               THE NAMES OF THE THREE  ASSET  ALLOCATION  FUNDS  OFFERED IN THIS
          PROSPECTUS  ARE  INTENDED TO REFLECT  THE  RELATIVE  SHORT-TERM  PRICE
          VOLATILITY  RISK  AMONG  THE FUNDS  AND ARE NOT AN  INDICATION  OF THE
          ADVISOR'S  ASSESSMENT  OF THE  RISKINESS  OF THE FUNDS AS  COMPARED TO
          OTHER MUTUAL FUNDS,  INCLUDING  OTHER MUTUAL FUNDS WITHIN THE AMERICAN
          CENTURY FAMILY OF FUNDS.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds'  asset  allocation  strategies  diversify  investments  among  equity securities, bonds and money market instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain  fundamental and technical standards.  The  portfolio  managers  draw on  growth,  value  and  quantitative investment  techniques in managing the equity  portion of the funds'  portfolios and  diversify  the funds'  equity  investments  among  small,  medium and large companies.

The growth  strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating,  pace. This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase  in value.  The value  investment  discipline  seeks  capital growth by investing in equity securities of well-established  companies that the funds'  portfolio  managers believe to be temporarily  undervalued.  The primary quantitative  management  technique the managers use is portfolio  optimization.
The managers may construct a portion of the funds'  portfolios to match the risk characteristics  of the S&P 500 and then optimize each  portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular  investment  discipline or category may be emphasized  when, in the managers'  opinion,  such  investment  discipline or category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt  securities  payable in both U.S. and foreign currencies.  The funds primarily invest in investment-grade  government, corporate, asset-backed and similar securities, that is, securities rated in the four highest categories by independent rating organizations.  However, Strategic
Allocation:  Moderate  may  invest  up  to  5%  of  its  assets,  and  Strategic
Allocation:  Aggressive  may  invest  up to  10% of its  assets,  in  high-yield
securities.   High-yield   securities  are  higher  risk,   nonconvertible  debt
obligations that are rated below investment-grade.  The funds may also invest in unrated securities based on the portfolio  managers'  assessment of their credit quality.  Under normal market conditions,  the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The  funds  may  invest  the  cash-equivalent  portion  of their  portfolios  in high-quality  money market  investments  (denominated in U.S. dollars or foreign currencies).

Strategic  Allocation:  Conservative  may invest a portion of its assets in U.S.
government  securities,  including U.S. Treasury securities and other securities
issued  or   guaranteed   by  the  U.S.   government   and  its   agencies   and
instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S.  government  as to  payment  of  interest  and repayment  of  principal.  Some are  backed by the right of the issuer to borrow from the U.S.  Treasury.  Others are backed  only by the credit of the agency or instrumentality.  The fund may invest in securities,  including  mortgage-backed
securities,    issued   or   guaranteed   by   U.S.   government   agencies   or
instrumentalities,   including  the  Government  National  Mortgage  Association
("Ginnie Mae"), the Federal National  Mortgage  Association  ("Fannie Mae"), the
Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"), the Federal Home Loan
Bank ("FHLB"),  and the Tennessee Valley Authority ("TVA"). These securities may include  participation  interests in pools of mortgage  loans  originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities  such as Ginnie Mae, Fannie Mae and Freddie Mac. Guarantees by
Ginnie  Mae are  backed  by the full  faith and  credit of the U.S.  government.
Guarantees by other agencies or instrumentalities  of the U.S. government,  such as Fannie Mae,  Freddie  Mac,  FHLB and TVA are not backed by the full faith and credit of the U.S.  government,  although Fannie Mae,  Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Securities  may be sold  when the  portfolio  managers  believe  they no  longer represent attractive investment opportunities.

The following  table shows the  operating  ranges within which each fund's asset mix generally will vary over short-term periods.  These variations may be due to differences in asset class performance or prevailing market conditions.

OPERATING RANGES

                                     EQUITY      FIXED INCOME OR    CASH
                                     SECURITIES  DEBT SECURITIES    EQUIVALENTS
FUND                                 (STOCKS)    (BONDS)            (MONEY MARKETS)

Strategic Allocation: Conservative   39-51%      38-52%             5-20%

Strategic Allocation: Moderate       53-73%      21-41%             0-15%

Strategic Allocation: Aggressive     60-90%      10-30%             0-15%

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down,  depending on the  performance  of the companies  that issued them, general market and economic conditions, and investor confidence.

The value of the funds'  FIXED-INCOME  SECURITIES  will be affected by rising or falling  interest  rates.  Generally  interest  rates  and  the  prices  of debt securities move in opposite directions.  When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

               FIXED-INCOME   SECURITIES  ARE  RATED  BY  NATIONALLY  RECOGNIZED
          SECURITIES RATING  ORGANIZATIONS  (SROS), SUCH AS MOODY'S AND STANDARD
          & POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,
          BUT EACH TRIES TO INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS
          OF INTEREST  AND  PRINCIPAL.  A DETAILED  DESCRIPTION  OF SROS,  THEIR
          RATINGS  SYSTEMS AND WHAT WE DO IF A SECURITY  ISN'T RATED IS INCLUDED
          IN THE STATEMENT OF ADDITIONAL INFORMATION.

The value of the funds'  fixed-income  securities  also will be  affected by the continued  ability  of the  issuers  of these  securities  to make  payments  of interest and principal as they become due.

The  lowest-rated  investment-grade  bonds in which the funds may invest contain some speculative  characteristics.  Having those bonds in the funds'  portfolios means the funds'  values may go down more if  interest  rates or other  economic conditions  change  than if the funds  contained  only  higher-rated  bonds.  In addition,  Strategic Allocation:  Moderate and Strategic Allocation:  Aggressive
may   invest   in   higher-risk   high-yield   securities,   which   are   below
investment-grade  and sometimes  referred to as junk bonds. These securities are considered to be predominantly  speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Although the portfolio  managers intend to invest the funds' assets primarily in
U.S. securities, the funds may invest in foreign securities.  Foreign investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's  performance  also may be affected  by  investments  in initial  public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify  their assets among various  classes  of  investments,  such  as  stocks,  bonds  and  money  market instruments,  and who are willing to accept the risks associated with the funds'
investment strategies.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.  The advisor has hired American Century Global  Investment
Management,  Inc.  (ACGIM) to make the day-to-day  investment  decisions for the international and emerging markets equity portions of the funds.  ACGIM performs this  function  under the  supervision  of the advisor  and the funds'  Board of
Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004  INVESTOR CLASS   INSTITUTIONAL CLASS

Strategic Allocation: Conservative              0.99%            0.79%

Strategic Allocation: Moderate                  1.07%            0.87%

Strategic Allocation: Aggressive                1.20%            1.00%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The following  portfolio managers share overall  responsibility for coordinating the funds'  activities,  including  determining  appropriate asset  allocations, reviewing  overall  fund  compositions  for  compliance  with stated  investment objectives and strategies, and monitoring cash flows.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since February 1999. She joined American  Century in March 1998 and became a portfolio  manager in February 2001. She has a bachelor's  degree in economics from  Harvard  University  and a master's  degree in  International  Policy from
Stanford University.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their  inception in February  1996.  He also is a member of the teams that  manage  Balanced,  Equity  Growth,  Income &
Growth, My Retirement  Portfolios and One Choice Portfolios.  He joined American
Century as a portfolio  manager in January 1988.  He has a bachelor's  degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by these portfolio  managers,  the structure of their compensation and their ownership of fund securities.

Responsibility  for research,  stock  selection and portfolio  construction  for specified  portions  of the  funds  has been  allocated  among  portfolio  teams representing  various  investment  disciplines and strategies  employed by other
American Century funds. Representatives of these teams are identified below.

MICHAEL DIFLEY (HIGH-YIELD DEBT)

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team that manages the funds since November 2001. He joined  American  Century in July
1996 and became a portfolio  manager in November 2001. He has a B.S. in business
administration   (finance   concentration)  from  California  Polytechnic  State
University-San  Luis  Obispo.  He is a  Certified  Public  Accountant  and a CFA
charterholder.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their  inception in February  1996.  He also is a member of the team that manages  Vista,  where he has been a portfolio manager since March 1993. He joined American Century in September 1990. He has a bachelor  of business  administration  (management)  and an MBA in finance  from
Texas Christian University. He is a CFA charterholder.

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team that manages the funds since May 1997.  He joined  American  Century in 1988 and became a  portfolio  manager  in January  1996.  He has a  bachelor's  degree in mathematics/statistics and an MBA from the University of California - Berkeley.

DENISE LATCHFORD (CASH)

Ms. Latchford, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since January 1998.  She also is a member of the team that  manages  Prime Money  Market.  She joined  American  Century in 1988, become a member of its  investment  management  department  in 1991 and became a portfolio  manager in June 1995. She has a bachelor's  degree in accounting from
San Diego State University and an MBA in finance from Golden Gate University.

SCOTT A. MOORE (VALUE)

Mr. Moore, Vice President and Portfolio  Manager,  has been a member of the team that  manages the funds since  February  1999.  He is also a member of the teams that manage Value and Equity Income.  He joined American  Century in August 1993 and became a portfolio  manager in February 1999. He has a bachelor's  degree in finance  from  Southern  Illinois  University  and an MBA in  finance  from  the
University of Missouri - Columbia. He is a CFA charterholder.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter,  Vice President and Senior Portfolio  Manager,  has been a member of the team that manages the funds since  December  2000. He also has been a member of the team that  manages  Capital  Value since its  inception in March 1999 and
Large Company Value since its inception in July 1999. He joined American Century in December 1998 as a portfolio  manager.  Before joining American  Century,  he spent 15  years  with  Federated  Investors,  most  recently  serving  as a vice president and portfolio  manager for the company.  He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon  University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

THOMAS P. VAIANA (CORE EQUITY)

Mr. Vaiana,  Portfolio Manager, has been a member of the team since August 2000.
He joined  American  Century in February 1997 and became a portfolio  manager in
August 2000.  He has a  bachelor's  degree in business  finance from  California
State University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams,  Vice President and Senior Portfolio Manager, has been a member of the team that  manages the funds since April 2000.  He also has been a member of the team that manages Growth since he joined American Century in September 1997.
He  became a  portfolio  manager  for the  Growth  team in June  1998.  He has a bachelor's  degree in economics  from Rice  University  and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

FOR STRATEGIC ALLOCATION: MODERATE AND STRATEGIC ALLOCATION: AGGRESSIVE ONLY
----------------------------------------------------------------------------

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr.  Donnelly,  Vice President and Portfolio  Manager,  has been a member of the team that  manages the funds since April 2000.  He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined  American  Century in August  1997 as a  portfolio  manager.  He has a bachelor of arts from Yale  University and an MBA in  management,  international business and  international  finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Class                                       Institutional Class
Investor Relations                                   Service Representative
1-800-345-2021                                       1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385
Fax                                                  Fax
816-340-7962                                         816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  has an  aggregate  investment  in our  family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE  FOLLOWING  POLICIES  APPLY  TO  INVESTOR  CLASS  AND  INSTITUTIONAL   CLASS
SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the funds' annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually.  Distributions  from realized capital gains are generally paid twice a year,  usually  in  March  and  December.  The  funds  may  make  more  frequent distributions,  if necessary,  to comply with Internal  Revenue Code provisions.
The funds'  distributions may be taxable as ordinary income,  capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Strategic Allocation:  Conservative--Investor Class, Institutional Class, A
     Class, B Class, C Class, R Class and Advisor Class

o    Strategic  Allocation:  Moderate--Investor  Class,  Institutional  Class, A
     Class, B Class, C Class, R Class and Advisor Class

o    Strategic Allocation:  Aggressive--Investor  Class,  Institutional Class, A
     Class, B Class, C Class, R Class and Advisor Class

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  herein,  all  classes  of shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    Total Return - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    Expense  Ratio - the  operating  expenses  of the fund as a  percentage  of average net assets

o    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

o    Portfolio Turnover - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the funds' Annual  Report,  which is available  upon request.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.94      $5.26      $5.69      $5.69
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.08       0.09       0.13       0.16       0.19
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.42      (0.30)      0.02       0.19
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.43       0.51      (0.17)      0.18       0.38
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)     (0.09)     (0.13)     (0.15)     (0.19)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)     (0.19)
--------------------------------------------------------------------------------
  Total Distributions        (0.09)     (0.09)     (0.15)     (0.61)     (0.38)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.94      $5.26      $5.69
================================================================================
  TOTAL RETURN(2)             8.15%     10.43%     (3.23)%     3.37%      6.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.99%      1.00%      1.00%      1.00%      1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.53%      1.65%      2.60%      3.06%      3.32%
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $355,675   $289,099   $239,410   $205,778   $168,037
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.92      $6.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.09       0.09       0.11       0.13       0.16
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.56       0.75      (0.47)     (0.26)      0.20
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.65       0.84      (0.36)     (0.13)      0.36
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.08)     (0.09)     (0.11)     (0.12)     (0.15)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)     (0.18)
--------------------------------------------------------------------------------
  Total Distributions        (0.08)     (0.09)     (0.11)     (0.92)     (0.33)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.72      $6.15      $5.40      $5.87      $6.92
================================================================================
  TOTAL RETURN(2)            10.61%     15.67%     (6.23)%    (2.37)%     5.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.07%      1.10%      1.10%      1.10%      1.10%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.31%      1.56%      2.01%      2.20%      2.24%
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%       153%
--------------------------
Net Assets, End of Period
(in thousands)              $845,949   $633,675   $556,989   $564,586   $444,882
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.78      $5.78      $6.49      $7.89      $7.91
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.09       0.10       0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.74       1.00      (0.70)     (0.59)      0.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.81       1.07      (0.61)     (0.49)      0.41
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.06)     (0.07)     (0.10)     (0.09)     (0.08)
--------------------------
  From Net Realized Gains      --         --         --       (0.82)     (0.35)
--------------------------------------------------------------------------------
  Total Distributions        (0.06)     (0.07)     (0.10)     (0.91)     (0.43)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.53      $6.78      $5.78      $6.49      $7.89
================================================================================
  TOTAL RETURN(2)            12.04%     18.82%     (9.59)%    (7.27)%     5.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.20%      1.20%      1.20%      1.20%      1.20%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.98%      1.17%      1.42%      1.53%      1.25%
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $592,634   $397,881   $300,644   $295,780   $311,193
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.94      $5.26      $5.69      $5.68
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.09       0.09       0.14       0.17       0.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.43      (0.30)      0.02      (0.01)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.44       0.52      (0.16)      0.19       0.06
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.09)     (0.10)     (0.14)     (0.16)     (0.05)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.10)     (0.10)     (0.16)     (0.62)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.94      $5.26      $5.69
================================================================================
  TOTAL RETURN(3)             8.36%     10.64%     (3.03)%     3.57%      1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.79%      0.80%      0.80%      0.80%    0.80%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.73%      1.85%      2.80%      3.26%    3.70%(4)
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%      149%(5)
--------------------------
Net Assets, End of Period
(in thousands)              $154,392   $147,602    $14,843    $14,922    $3,573
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.93      $7.23
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.10       0.10       0.12       0.14       0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.57       0.75      (0.47)     (0.27)     (0.31)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.67       0.85      (0.35)     (0.13)     (0.25)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.09)     (0.10)     (0.12)     (0.13)     (0.05)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.09)     (0.10)     (0.12)     (0.93)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.73      $6.15      $5.40      $5.87      $6.93
================================================================================
  TOTAL RETURN(3)            11.00%     15.89%     (6.04)%    (2.30)%    (3.53)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.87%      0.90%      0.90%      0.90%    0.90%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.51%      1.76%      2.21%      2.40%    2.67%(4)
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%      153%(5)
--------------------------
Net Assets, End of Period
(in thousands)              $436,153   $291,856   $106,398   $113,763    $24,285
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001      2000(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.79      $5.80      $6.50      $7.89      $8.50
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.08       0.08       0.10       0.11       0.05
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.75       0.99      (0.69)     (0.59)     (0.66)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.83       1.07      (0.59)     (0.48)     (0.61)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.07)     (0.08)     (0.11)     (0.09)       --
--------------------------
  From Net Realized Gains      --         --         --       (0.82)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.07)     (0.08)     (0.11)     (0.91)       --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.55      $6.79      $5.80      $6.50      $7.89
================================================================================
  TOTAL RETURN(3)            12.39%     18.82%     (9.23)%    (7.06)%    (7.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.00%      1.00%      1.00%      1.00%    1.00%(4)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.18%      1.37%      1.62%      1.73%    1.70%(4)
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%      149%(5)
--------------------------
Net Assets, End of Period
(in thousands)               $62,634    $36,408    $27,764    $31,219    $6,404
--------------------------------------------------------------------------------

(1) August 1, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2000.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                     FUND CODE     TICKER     NEWSPAPER LISTING
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

   Investor Class                    044         TWSCX          StrConv

   Institutional Class               344         ACCIX          StrConv

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

   Investor Class                    045         TWSMX          StrMod

   Institutional Class               345         ASAMX          StrMod

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   Investor Class                    046         TWSAX          StrAgg

   Institutional Class               346         AAAIX          StrAgg

Investment Company Act File No. 811-8532

American Century Investments
americancentury.com

Investor Class                            Institutional Class
P.O. Box 419200                           P.O. Box 419385
Kansas City, Missouri 64141-6200          Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575            1-800-345-3533 or 816-531-5575

0503
SH-PRS-41805

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

MARCH 31, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                                           ACI Logo to go here

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS......................................................XX

FUND PERFORMANCE HISTORY......................................................XX

FEES AND EXPENSES.............................................................XX

OBJECTIVES, STRATEGIES AND RISKS..............................................XX

MANAGEMENT....................................................................XX

INVESTING WITH AMERICAN CENTURY...............................................XX

SHARE PRICE AND DISTRIBUTIONS.................................................XX

TAXES.........................................................................XX

MULTIPLE CLASS INFORMATION....................................................XX

FINANCIAL HIGHLIGHTS..........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments.  Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

               TOTAL RETURN  INCLUDES  CAPITAL  APPRECIATION  PLUS  DIVIDEND AND
          INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds'  asset  allocation  strategies  diversify  investments  among  equity securities, bonds and money market instruments.

o    STRATEGIC  ALLOCATION:   CONSERVATIVE  seeks  regular  income  through  its
     emphasis on bonds and money market  securities.  It also has the  potential for  moderate  long-term  total  return  as a result of its stake in equity securities.

o    STRATEGIC  ALLOCATION:  MODERATE seeks  long-term  capital growth with some
     regular  income.  It  emphasizes   investments  in  equity  securities  but
     maintains a sizeable stake in bonds and money market securities.

o    STRATEGIC  ALLOCATION:  AGGRESSIVE  seeks  long-term  capital growth with a small  amount  of  regular  income.  It  emphasizes  investments  in equity securities  but maintains a portion of its assets in bonds and money market securities.

The funds may invest in any type of U.S. or foreign  equity  security that meets certain  fundamental  and technical  standards.  The portfolio  managers draw on growth,  value and  quantitative  investment  techniques  in managing the equity portion  of  the  funds'  portfolios,  and  they  diversify  the  funds'  equity investments among small, medium and large companies.

The funds also invest in a variety of debt  securities  payable in both U.S. and foreign currencies.  The funds primarily invest in investment-grade  securities, that is, securities rated in the four highest  categories by independent  rating organizations.  However,  Strategic Allocation:  Moderate may invest up to 5% of its assets,  and Strategic  Allocation:  Aggressive  may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following  table indicates each fund's neutral mix, that is, how each fund's investments  generally will be allocated  among the major asset classes over the long term.

                                    EQUITY       FIXED-INCOME OR   CASH
                                    SECURITIES   DEBT SECURITIES   EQUIVALENTS
FUND                                (STOCKS)     (BONDS)           (MONEY MARKETS)

Strategic Allocation: Conservative    45%             45%            10%

Strategic Allocation: Moderate        63%             31%             6%

Strategic Allocation: Aggressive      78%             20%             2%

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    INTEREST RATE RISK - Generally,  when interest  rates rise,  the value of a fund's  fixed-income  securities  will  decline.  The opposite is true when interest rates decline.

o    CREDIT  RISK - The  value  of a  fund's  fixed-income  securities  will  be affected  adversely  by any  erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the funds' historical returns from year to year. The return of the funds' other  classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

STRATEGIC ALLOCATION: CONSERVATIVE FUND - ADVISOR CLASS

2004       7.40
2003      14.46
2002      -5.16
2001       0.69
2000       4.64
1999      10.97
1998      10.19
1997      12.75

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Conservative          9.34% (4Q 1999)                     -5.77% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: MODERATE FUND - ADVISOR CLASS

2004       9.51
2003      22.34
2002      -9.75
2001      -4.51
2000      -0.13
1999      22.03
1998      12.55
1997      14.77

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Moderate              17.32% (4Q 1999)                    -9.50% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: AGGRESSIVE FUND - ADVISOR CLASS

2004      11.20
2003      27.52
2002     -14.24
2001      -9.48
2000      -2.64
1999      33.38
1998      13.53
1997      15.94

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Aggressive            25.28% (4Q 1999)                    -12.58% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average  annual total  returns of Strategic  Allocation:  Moderate and Strategic
Allocation:  Aggressive  C Class shares  calculated  before the impact of taxes.
Because the funds' A and B Class shares and Strategic Allocation: Conservative's
C Class shares did not have a full calendar  year's worth of  performance,  they are not included. Because the R Class of Strategic Allocation:  Conservative and
Strategic  Allocation:  Aggressive were not in operation as of the calendar year end, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS  LIFE OF CLASS(1)
----------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

Return Before Taxes                              7.40%    4.20%      6.95%

Return After Taxes on Distributions              6.08%    2.73%      5.04%

Return After Taxes on Distributions
  and Sale of Fund Shares                        5.38%    2.77%      4.89%

S&P 500 Index                                   10.88%   -2.30%      8.78%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                      4.34%    7.71%      7.13%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                   1.38%    2.67%      3.55%(2)
  (reflects no deductions for fees,
   expenses or taxes)

----------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

Return Before Taxes                              9.51%    2.89%      7.88%

Return After Taxes on Distributions              9.03%    1.61%      6.41%

Return After Taxes on Distributions
  and Sale of Fund Shares                        6.69%    1.77%      6.03%

S&P 500 Index                                   10.88%   -2.30%      8.78%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                      4.34%    7.71%      7.13%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                   1.38%    2.67%      3.55%(2)
  (reflects no deductions for fees,
   expenses or taxes)

------------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

Return Before Taxes                             11.20%    1.39%      8.25%

Return After Taxes on Distributions             11.08%    0.50%      7.14%

Return After Taxes on Distributions
  and Sale of Fund Shares                        7.41%    0.71%      6.61%

S&P 500 Index                                   10.88%   -2.30%      8.78%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                      4.34%    7.71%      7.13%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                   1.38%    2.67%      3.55%(2)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE FUNDS' ADVISOR CLASS IS OCTOBER 2, 1996.

(2)  SINCE  SEPTEMBER  30, 1996,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004         1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

Return Before Taxes                                    8.68%       7.08%

S&P 500 Index                                         10.88%       6.58%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                            4.34%       5.72%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                         1.38%       1.39%(2)
  (reflects no deductions for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

Return Before Taxes                                   10.33%       6.14%

S&P 500 Index                                         10.88%       3.78%(3)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                            4.34%       5.80%(3)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                         1.38%       1.35%(3)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE  INCEPTION  DATES FOR THE  FUNDS' C CLASS  ARE:  STRATEGIC  ALLOCATION:
     MODERATE, OCTOBER 2, 2001; AND STRATEGIC ALLOCATION:  AGGRESSIVE,  NOVEMBER
     27, 2001.

(2)  SINCE  SEPTEMBER  30, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

R CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

Return Before Taxes                                 9.23%        13.89%

S&P 500 Index                                      10.88%        16.84%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Lehman Aggregate Bond Index                         4.34%        5.53%(2)
  (reflects no deductions for fees,
   expenses or taxes)

Three-Month U.S. Treasury Bill                      1.38%        1.27%(2)
  (reflects no deductions for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE FUND'S R CLASS IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             A CLASS    B CLASS    C CLASS   R CLASS   ADVISOR CLASS

Maximum Sales Charge (Load)                   5.75%      None       None      None        None
  Imposed on Purchases
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)         None(1)   5.00%(2)    1.00%(3)   None        None
  (as a percentage of the original offering
  price for B Class shares or the lower
  of the original offering price or redemption
  proceeds for A and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT   DISTRIBUTION AND        OTHER       TOTAL ANNUAL FUND
                         FEE(1)       SERVICE (12B-1) FEES    EXPENSES    OPERATING EXPENSES
------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 CONSERVATIVE

   A Class                0.99%        0.25%(2)              0.00%(3)         1.24%

   B Class                0.99%        1.00%(2)              0.00%(3)         1.99%

   C Class                0.99%        1.00%(2)              0.00%(3)         1.99%

   R Class                0.99%        0.50%(2)              0.00%(4)         1.49%

   Advisor Class          0.74%        0.50%(5)              0.00%(3)         1.24%

------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 MODERATE

   A Class                1.07%        0.25%(2)              0.00%(3)         1.32%

   B Class                1.07%        1.00%(2)              0.00%(3)         2.07%

   C Class                1.07%        1.00%(2)              0.00%(3)         2.07%

   R Class                1.07%        0.50%(2)              0.00%(3)         1.57%

   Advisor Class          0.82%        0.50%(5)              0.00%(3)         1.32%

------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 AGGRESSIVE

   A Class                1.20%        0.25%(2)              0.00%(3)         1.45%

   B Class                1.20%        1.00%(2)              0.00%(3)         2.20%

   C Class                1.20%        1.00%(2)              0.00%(3)         2.20%

   R Class                1.20%        0.50%(2)              0.00%(4)         1.70%

   Advisor Class          0.95%        0.50%(5)              0.00%(3)         1.45%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED-FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE  RATES
     GENERALLY  DECREASE AS STRATEGY  ASSETS  INCREASE  AND INCREASE AS STRATEGY
     ASSETS  DECREASE.  SEE  THE  INVESTMENT  ADVISOR  UNDER  MANAGEMENT  FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND OTHER  SHAREHOLDER  SERVICES FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS  AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 CONSERVATIVE

   A Class                  $694          $944         $1,214          $1,981

   B Class                  $601          $920         $1,164          $2,105

   C Class                  $201          $620         $1,064          $2,295

   R Class                  $151          $469         $809            $1,767

   Advisor Class            $126          $392         $678            $1,492

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 MODERATE

   A Class                  $701          $968        $1,254           $2,065

   B Class                  $609          $944        $1,204           $2,188

   C Class                  $209          $644        $1,104           $2,377

   R Class                  $159          $493        $850             $1,854

   Advisor Class            $134          $417        $720             $1,581

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 AGGRESSIVE

   A Class                  $713          $1,005      $1,318           $2,199

   B Class                  $621          $983        $1,269           $2,322

   C Class                  $221          $683        $1,169           $2,508

   R Class                  $172          $533        $917             $1,993

   Advisor Class            $147          $456        $788             $1,724

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                            1 YEAR      3 YEARS      5 YEARS         10 YEARS
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 CONSERVATIVE

   A Class                  $694          $944        $1,214           $1,981

   B Class                  $201          $620        $1,064           $2,105

   C Class                  $201          $620        $1,064           $2,295

   R Class                  $151          $469        $809             $1,767

   Advisor Class            $126          $392        $678             $1,492

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 MODERATE

   A Class                  $701          $968        $1,254           $2,065

   B Class                  $209          $644        $1,104           $2,188

   C Class                  $209          $644        $1,104           $2,377

   R Class                  $159          $493        $850             $1,854

   Advisor Class            $134          $417        $720             $1,581

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
 AGGRESSIVE

   A Class                  $713          $1,005      $1,318           $2,199

   B Class                  $221          $683        $1,169           $2,322

   C Class                  $221          $683        $1,169           $2,508

   R Class                  $172          $533        $917             $1,993

   Advisor Class            $147          $456        $788             $1,724

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments.  Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

o    STRATEGIC  ALLOCATION:   CONSERVATIVE  seeks  regular  income  through  its
     emphasis on bonds and money market  securities.  It also has the  potential for  moderate  long-term  total  return  as a result of its stake in equity securities.

o    STRATEGIC  ALLOCATION:  MODERATE seeks  long-term  capital growth with some
     regular  income.  It  emphasizes   investments  in  equity  securities  but
     maintains a sizeable stake in bonds and money market securities.

o    STRATEGIC  ALLOCATION:  AGGRESSIVE  seeks  long-term  capital growth with a small  amount  of  regular  income.  It  emphasizes  investments  in equity securities  but maintains a portion of its assets in bonds and money market securities.

               THE NAMES OF THE THREE  ASSET  ALLOCATION  FUNDS  OFFERED IN THIS
          PROSPECTUS  ARE  INTENDED TO REFLECT  THE  RELATIVE  SHORT-TERM  PRICE
          VOLATILITY  RISK  AMONG  THE FUNDS  AND ARE NOT AN  INDICATION  OF THE
          ADVISOR'S  ASSESSMENT  OF THE  RISKINESS  OF THE FUNDS AS  COMPARED TO
          OTHER MUTUAL FUNDS,  INCLUDING  OTHER MUTUAL FUNDS WITHIN THE AMERICAN
          CENTURY FAMILY OF FUNDS.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds'  asset  allocation  strategies  diversify  investments  among  equity securities, bonds and money market instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain  fundamental and technical standards.  The  portfolio  managers  draw on  growth,  value  and  quantitative investment  techniques in managing the equity  portion of the funds'  portfolios and  diversify  the funds'  equity  investments  among  small,  medium and large companies.

The growth  strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating,  pace. This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase  in value.  The value  investment  discipline  seeks  capital growth by investing in equity securities of well-established  companies that the funds'  portfolio  managers believe to be temporarily  undervalued.  The primary quantitative  management  technique the managers use is portfolio  optimization.
The managers may construct a portion of the funds'  portfolios to match the risk characteristics  of the S&P 500 and then optimize each  portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular  investment  discipline or category may be emphasized  when, in the managers'  opinion,  such  investment  discipline or category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt  securities  payable in both U.S. and foreign currencies.  The funds primarily invest in investment-grade  government, corporate, asset-backed and similar securities, that is, securities rated in the four highest categories by independent rating organizations.  However, Strategic
Allocation:  Moderate  may  invest  up  to  5%  of  its  assets,  and  Strategic
Allocation:  Aggressive  may  invest  up to  10% of its  assets,  in  high-yield
securities.   High-yield   securities  are  higher  risk,   nonconvertible  debt
obligations that are rated below investment-grade.  The funds may also invest in unrated securities based on the portfolio  managers'  assessment of their credit quality.  Under normal market conditions,  the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The  funds  may  invest  the  cash-equivalent  portion  of their  portfolios  in high-quality  money market  investments  (denominated in U.S. dollars or foreign currencies).

Strategic  Allocation:  Conservative  may invest a portion of its assets in U.S.
government  securities,  including U.S. Treasury securities and other securities
issued  or   guaranteed   by  the  U.S.   government   and  its   agencies   and
instrumentalities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S.  government  as to  payment  of  interest  and repayment  of  principal.  Some are  backed by the right of the issuer to borrow from the U.S.  Treasury.  Others are backed  only by the credit of the agency or instrumentality.  The fund may invest in securities,  including  mortgage-backed
securities,    issued   or   guaranteed   by   U.S.   government   agencies   or
instrumentalities,   including  the  Government  National  Mortgage  Association
("Ginnie Mae"), the Federal National  Mortgage  Association  ("Fannie Mae"), the
Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"), the Federal Home Loan
Bank ("FHLB"),  and the Tennessee Valley Authority ("TVA"). These securities may include  participation  interests in pools of mortgage  loans  originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities  such as Ginnie Mae, Fannie Mae and Freddie Mac. Guarantees by
Ginnie  Mae are  backed  by the full  faith and  credit of the U.S.  government.
Guarantees by other agencies or instrumentalities  of the U.S. government,  such as Fannie Mae,  Freddie  Mac,  FHLB and TVA are not backed by the full faith and credit of the U.S.  government,  although Fannie Mae,  Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Securities  may be sold  when the  portfolio  managers  believe  they no  longer represent attractive investment opportunities.

The following  table shows the  operating  ranges within which each fund's asset mix generally will vary over short-term periods.  These variations may be due to differences in asset class performance or prevailing market conditions.

OPERATING RANGES

                                     EQUITY       FIXED INCOME OR    CASH
                                     SECURITIES   DEBT SECURITIES    EQUIVALENTS
FUND                                 (STOCKS)     (BONDS)            (MONEY MARKETS)

Strategic Allocation: Conservative   39-51%       38-52%             5-20%

Strategic Allocation: Moderate       53-73%       21-41%             0-15%

Strategic Allocation: Aggressive     60-90%       10-30%             0-15%

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The value of the funds'  FIXED-INCOME  SECURITIES  will be affected by rising or falling  interest  rates.  Generally  interest  rates  and  the  prices  of debt securities move in opposite directions.  When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

               FIXED-INCOME   SECURITIES  ARE  RATED  BY  NATIONALLY  RECOGNIZED
          SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD &
          POOR'S.  EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT
          EACH TRIES TO INDICATE A COMPANY'S  ABILITY TO MAKE TIMELY PAYMENTS OF
          INTEREST AND PRINCIPAL.  A DETAILED DESCRIPTION OF SROS, THEIR RATINGS
          SYSTEMS  AND WHAT WE DO IF A SECURITY  ISN'T  RATED IS INCLUDED IN THE
          STATEMENT OF ADDITIONAL INFORMATION.

The value of the funds'  fixed-income  securities  also will be  affected by the continued  ability  of the  issuers  of these  securities  to make  payments  of interest and principal as they become due.

The  lowest-rated  investment-grade  bonds in which the funds may invest contain some speculative  characteristics.  Having those bonds in the funds'  portfolios means the funds'  values may go down more if  interest  rates or other  economic conditions  change  than if the funds  contained  only  higher-rated  bonds.  In addition,  Strategic Allocation:  Moderate and Strategic Allocation:  Aggressive
may   invest   in   higher-risk   high-yield   securities,   which   are   below
investment-grade  and sometimes  referred to as junk bonds. These securities are considered to be predominantly  speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Although the portfolio  managers intend to invest the funds' assets primarily in
U.S. securities, the funds may invest in foreign securities.  Foreign investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's  performance  also may be affected  by  investments  in initial  public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify  their assets among various  classes  of  investments,  such  as  stocks,  bonds  and  money  market instruments,  and who are willing to accept the risks associated with the funds'
investment strategies.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.  The advisor has hired American Century Global  Investment
Management,  Inc.  (ACGIM) to make the day-to-day  investment  decisions for the international and emerging markets equity portions of the funds.  ACGIM performs this  function  under the  supervision  of the advisor  and the funds'  Board of
Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.  Strategic  Allocation:  Conservative R Class will pay the advisor a unified  management fee of 1.00% of its pro rata share of the first $500  million of the strategy  assets,  0.95% of its pro rata share of the next $500 million of the strategy assets, 0.90% of its pro rata share of the next $4 billion of the  strategy  assets and 0.85% of its pro rata share over $5 billion of the strategy assets.  Strategic  Allocation:  Aggressive R Class will pay the advisor a unified  management  fee of 1.20% of its pro rata share of the first $1 billion of the strategy assets, 1.10% of its pro rata share of the next
$4  billion  of the  strategy  assets  and 1.05% of its pro rata  share  over $5 billion of the strategy assets.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID
BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE MOST RECENT
FISCAL YEAR ENDED                                                   ADVISOR
NOVEMBER 30, 2004                    A CLASS   B CLASS   C CLASS     CLASS   R CLASS

Strategic Allocation: Conservative   0.99%(1)  0.99%(1)   0.99%(1)   0.74%    N/A(2)

Strategic Allocation: Moderate       1.07%(1)  1.07%(1)   1.07%      0.82%    1.07%

Strategic Allocation: Aggressive     1.20%(1)  1.20%(1)   1.20%      0.95%    N/A(2)

(1)  ANNUALIZED.

(2)  THE FUND DID NOT COMMENCE OPERATIONS UNTIL MARCH 31, 2005.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers and analysts to manage the funds.
The following  portfolio managers share overall  responsibility for coordinating the funds'  activities,  including  determining  appropriate asset  allocations, reviewing  overall  fund  compositions  for  compliance  with stated  investment objectives and strategies, and monitoring cash flows.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since February 1999. She joined American  Century in March 1998 and became a portfolio  manager in February 2001. She has a bachelor's  degree in economics from  Harvard  University  and a master's  degree in  International  Policy from
Stanford University.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their  inception in February  1996.  He also is a member of the teams that  manage  Balanced,  Equity  Growth,  Income &
Growth, My Retirement  Portfolios and One Choice Portfolios.  He joined American
Century as a portfolio  manager in January 1988.  He has a bachelor's  degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by these portfolio  managers,  the structure of their compensation  and  their  ownership  of  fund  securities.

Responsibility  for research,  stock  selection and portfolio  construction  for specified  portions  of the  funds  has been  allocated  among  portfolio  teams representing  various  investment  disciplines and strategies  employed by other
American Century funds. Representatives of these teams are identified below.

MICHAEL DIFLEY (HIGH-YIELD DEBT)

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team that manages the funds since November 2001. He joined  American  Century in July
1996 and became a portfolio  manager in November 2001. He has a B.S. in business
administration   (finance   concentration)  from  California  Polytechnic  State
University-San  Luis  Obispo.  He is a  Certified  Public  Accountant  and a CFA
charterholder.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their  inception in February  1996.  He also is a member of the team that manages  Vista,  where he has been a portfolio manager since March 1993. He joined American Century in September 1990. He has a bachelor  of business  administration  (management)  and an MBA in finance  from
Texas Christian University. He is a CFA charterholder.

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team that manages the funds since May 1997.  He joined  American  Century in 1988 and became a  portfolio  manager  in January  1996.  He has a  bachelor's  degree in mathematics/statistics and an MBA from the University of California - Berkeley.

DENISE LATCHFORD (CASH)

Ms. Latchford, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since January 1998.  She also is a member of the team that  manages  Prime Money  Market.  She joined  American  Century in 1988, became a member of its  investment  management  department  in 1991 and became a portfolio  manager in June 1995. She has a bachelor's  degree in accounting from
San Diego State University and an MBA in finance from Golden Gate University.

SCOTT A. MOORE (VALUE)

Mr. Moore, Vice President and Portfolio  Manager,  has been a member of the team that  manages the funds since  February  1999.  He is also a member of the teams that manage Value and Equity Income.  He joined American  Century in August 1993 and became a portfolio  manager in February 1999. He has a bachelor's  degree in finance  from  Southern  Illinois  University  and an MBA in  finance  from  the
University of Missouri - Columbia. He is a CFA charterholder.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter,  Vice President and Senior Portfolio  Manager,  has been a member of the team that manages the funds since  December  2000. He also has been a member of the team that  manages  Capital  Value since its  inception in March 1999 and
Large Company Value since its inception in July 1999. He joined American Century in December 1998 as a portfolio  manager.  Before joining American  Century,  he spent 15  years  with  Federated  Investors,  most  recently  serving  as a vice president and portfolio  manager for the company.  He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon  University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

THOMAS P. VAIANA (CORE EQUITY)

Mr. Vaiana,  Portfolio Manager, has been a member of the team since August 2000.
He joined  American  Century in February 1997 and became a portfolio  manager in
August 2000.  He has a  bachelor's  degree in business  finance from  California
State University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams,  Vice President and Senior Portfolio Manager, has been a member of the team that  manages the funds since April 2000.  He also has been a member of the team that manages Growth since he joined American Century in September 1997.
He  became a  portfolio  manager  for the  Growth  team in June  1998.  He has a bachelor's  degree in economics  from Rice  University  and an M.A. in economics from the  University  of  Wisconsin.  He is a CFA  charterholder.

FOR STRATEGIC ALLOCATION: MODERATE AND STRATEGIC ALLOCATION: AGGRESSIVE ONLY

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr.  Donnelly,  Vice President and Portfolio  Manager,  has been a member of the team that  manages the funds since April 2000.  He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined  American  Century in August  1997 as a  portfolio  manager.  He has a bachelor of arts from Yale  University and an MBA in  management,  international business and  international  finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The funds  offer the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                   B CLASS

Initial sales charge(1)                   No initial sales charge

Generally no CDSC(2)                      Contingent deferred sales charge on
                                          redemptions within six years

12b-1 fee of 0.25%                        12b-1 fee of 1.00%

No conversion feature                     Convert to A Class shares eight
                                          years after purchase

Generally more appropriate                Aggregate purchases limited to amounts
for long-term investors                   less than $100,000

C CLASS                                   ADVISOR CLASS AND R CLASS

No initial sales charge                   No initial sales charge

Contingent deferred sales charge on       No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                        12b-1 fee of 0.50%(3)

No conversion feature                     No conversion feature

Aggregate purchases limited to amounts    Generally offered through
less than $1,000,000; generally more      qualified retirement plans and
appropriate for short-term investors      other fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3)  WHILE THE ADVISOR  CLASS AND R CLASS SHARES HAVE THE SAME 12B-1 FEE,  THEIR
     TOTAL  ANNUAL FUND  OPERATING  EXPENSES  WILL BE  DIFFERENT  BECAUSE OF THE
     ADVISOR CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE XX FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                        SALES CHARGE     SALES CHARGE      AMOUNT PAID TO
                        AS A % OF        AS A % OF NET     FINANCIAL ADVISOR AS
PURCHASE AMOUNT         OFFERING PRICE   AMOUNT INVESTED   A % OF OFFERING PRICE

Less than $50,000         5.75%              6.10%             5.00%

$50,000 - $99,999         4.75%              4.99%             4.00%

$100,000 - $249,999       3.75%              3.90%             3.25%

$250,000 - $499,999       2.50%              2.56%             2.00%

$500,000 - $999,999       2.00%              2.04%             1.75%

$1,000,000 - $3,999,999   0.00%              0.00%             1.00%(1)

$4,000,000 - $9,999,999   0.00%              0.00%             0.50%(1)

$10,000,000 or more       0.00%              0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide CERTAIN  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
"Investing  Using  Advisors" and  "Financial  Intermediary"  portions of the Web site. From the description of A Class shares, a hyperlink will take you directly to this disclosure.

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales  charge  (CDSC).  There is no CDSC on  shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING              CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                                       5.00%

2nd year                                       4.00%

3rd year                                       3.00%

4th year                                       3.00%

5th year                                       2.00%

6th year                                       1.00%

After 6th year                                 None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment  of age 591/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     701/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares  of a fund for  shares  of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The funds have authorized  certain FINANCIAL  INTERMEDIARIES to accept orders on the funds'  behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B and C Class or, in certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined  after we receive your  transaction  request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually.  Distributions  from realized capital gains are generally paid twice a year,  usually  in  March  and  December.  The  funds  may  make  more  frequent distributions,  if necessary,  to comply with Internal  Revenue Code provisions.
The funds'  distributions may be taxable as ordinary income,  capital gains or a combination of the two.  Capital gains are taxed at different rates depending on the length of time the fund held the  securities  that were sold.  Distributions are  reinvested  automatically  in additional  shares unless you choose  another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Strategic Allocation:  Conservative--Investor Class, Institutional Class, A
     Class, B Class, C Class, R Class and Advisor Class

o    Strategic  Allocation:  Moderate--Investor  Class,  Institutional  Class, A
     Class, B Class, C Class, R Class and Advisor Class

o    Strategic Allocation:  Aggressive--Investor  Class,  Institutional Class, A
     Class, B Class, C Class, R Class and Advisor Class

The shares offered by this prospectus are A Class, B Class, C Class, R Class and
Advisor Class shares,  which are offered  primarily  through  employer-sponsored retirement  plans or  through  institutions  like  investment  advisors,  banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described  herein,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R and Advisor Class to the  distributor.  Under the Advisor
Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets,  half for certain  ongoing  shareholder and administrative  services  and half for  distribution  services,  including  past distribution  services.  The  distributor  may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the funds, each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the funds'  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares for Strategic Allocation:  Conservative and Strategic Allocation:
Aggressive  are  new,  financial  information  is not yet  available  for  these classes.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by Deloitte & Touche  LLP.  Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the funds' Annual  Report,  which is available  upon request.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.16
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.70
================================================================================
  TOTAL RETURN(3)                                                         2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.24%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.17%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $691
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $6.72
================================================================================
  TOTAL RETURN(3)                                                         4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.32%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.08%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $2,256
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         A CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.40
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $7.53
================================================================================
  TOTAL RETURN(3)                                                         5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.45%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.09%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $659
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.69
================================================================================
  TOTAL RETURN(3)                                                         2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.60%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $160
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $6.72
================================================================================
  TOTAL RETURN(3)                                                         4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.07%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.34%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  197%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $558
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         B CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.39
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $7.52
================================================================================
  TOTAL RETURN(3)                                                         5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.20%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    0.92%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  172%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                  $250
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         C CLASS
--------------------------------------------------------------------------------
                                                                         2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                                0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain                                        0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $5.69
================================================================================
  TOTAL RETURN(3)                                                         2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.85%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                                  260%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $1,055
--------------------------------------------------------------------------------

(1) September 30, 2004 (commencement of sale) through November 30, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2004.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                         2004       2003       2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.15      $5.39      $5.86      $5.62
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)               0.02       0.03       0.06       0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.56       0.76      (0.48)      0.23
--------------------------------------------------------------------------------
  Total From Investment Operations       0.58       0.79      (0.42)      0.24
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.01)     (0.03)     (0.05)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.72      $6.15      $5.39      $5.86
================================================================================
  TOTAL RETURN(3)                        9.52%     14.78%     (7.16)%     4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.07%      2.10%      2.10%    2.10%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.31%      0.56%      1.01%    0.72%(4)
------------------------------------
Portfolio Turnover Rate                  197%       174%       147%      175%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                          $6,870     $2,935      $492        $3
--------------------------------------------------------------------------------

(1) October 2, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                         2004       2003       2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $6.72      $5.72      $6.49      $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)        --(3)      0.01       0.03       --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.73       1.01      (0.70)     (0.02)
--------------------------------------------------------------------------------
  Total From Investment Operations       0.73       1.02      (0.67)     (0.02)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              --       (0.02)     (0.10)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $7.45      $6.72      $5.72      $6.49
================================================================================
  TOTAL RETURN(4)                       10.86%     17.81%    (10.54)%    (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.20%      2.20%      2.20%    2.20%(5)
-------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                   (0.02)%     0.17%      0.42%    1.87%(5)
-------------------------------------
Portfolio Turnover Rate                  172%       169%       172%      184%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $6,984     $3,025     $1,029       $7
--------------------------------------------------------------------------------

(1) November 27, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                               2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $6.15      $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                     0.06       0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                             0.56       0.30
--------------------------------------------------------------------------------
  Total From Investment Operations                             0.62       0.31
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                  (0.05)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $6.72      $6.15
================================================================================
  TOTAL RETURN(3)                                             10.05%      5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets              1.57%    1.60%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets           0.81%    0.83%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                        197%      174%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                       $266        $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

STRATEGIC ALLOCATION: CONSERVATIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $5.36      $4.93      $5.26      $5.69      $5.69
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.12       0.15       0.18
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.35       0.44      (0.31)      0.02       0.18
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.42       0.51      (0.19)      0.17       0.36
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.07)     (0.08)     (0.12)     (0.14)     (0.17)
--------------------------
  From Net Realized Gains    (0.01)       --       (0.02)     (0.46)     (0.19)
--------------------------------------------------------------------------------
  Total Distributions        (0.08)     (0.08)     (0.14)     (0.60)     (0.36)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $5.70      $5.36      $4.93      $5.26      $5.69
================================================================================
  TOTAL RETURN(2)             7.88%     10.39%     (3.66)%     3.11%      6.49%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.24%      1.25%      1.25%      1.25%      1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.28%      1.40%      2.35%      2.81%      3.07%
--------------------------
Portfolio Turnover Rate       260%       200%       111%       160%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $141,417    $78,433    $33,675    $11,702    $11,737
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

STRATEGIC ALLOCATION: MODERATE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.15      $5.40      $5.87      $6.92      $6.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.07       0.07       0.10       0.12       0.15
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.56       0.75      (0.48)     (0.27)      0.20
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.63       0.82      (0.38)     (0.15)      0.35
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.06)     (0.07)     (0.09)     (0.10)     (0.14)
--------------------------
  From Net Realized Gains      --         --         --       (0.80)     (0.18)
--------------------------------------------------------------------------------
  Total Distributions        (0.06)     (0.07)     (0.09)     (0.90)     (0.32)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.72      $6.15      $5.40      $5.87      $6.92
================================================================================
  TOTAL RETURN(2)            10.34%     15.39%     (6.45)%    (2.59)%     4.95%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.32%      1.35%      1.35%      1.35%      1.35%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.06%      1.31%      1.76%      1.95%      1.99%
--------------------------
Portfolio Turnover Rate       197%       174%       147%       175%       153%
--------------------------
Net Assets, End of Period
(in thousands)              $367,732   $220,032   $121,210    $40,166    $21,605
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

STRATEGIC ALLOCATION: AGGRESSIVE - FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.76      $5.77      $6.47      $7.86      $7.89
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.05       0.05       0.07       0.09       0.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.74       1.00      (0.69)     (0.59)      0.29
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.79       1.05      (0.62)     (0.50)      0.38
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.04)     (0.06)     (0.08)     (0.07)     (0.06)
--------------------------
  From Net Realized Gains      --         --         --       (0.82)     (0.35)
--------------------------------------------------------------------------------
  Total Distributions        (0.04)     (0.06)     (0.08)     (0.89)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.51      $6.76      $5.77      $6.47      $7.86
================================================================================
  TOTAL RETURN(2)            11.79%     18.37%     (9.68)%    (7.44)%     4.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.45%      1.45%      1.45%      1.45%      1.45%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.73%      0.92%      1.17%      1.28%      1.00%
--------------------------
Portfolio Turnover Rate       172%       169%       172%       184%       149%
--------------------------
Net Assets, End of Period
(in thousands)              $283,502   $156,275    $78,970    $40,120    $40,721
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room, Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o  EDGAR database at sec.gov
                     o  By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                      FUND CODE     TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

   A Class                            114         ACEAX          StrConv

   B Class                            364         ACVBX          StrConv

   C Class                            444         AACCX          StrConv

   R Class                            144         N/A            N/A

   Advisor Class                      744         ACCAX          StrConv
--------------------------------------------------------------------------------
Strategic Allocation: Moderate

   A Class                            115         ASMAX          StrMod

   B Class                            365         ASTBX          StrMod

   C Class                            445         ASTCX          StrMod

   R Class                            145         ASMRX          StrMod

   Advisor Class                      745         ACOAX          StrMod
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   A Class                            116         ALLAX          StrAgg

   B Class                            366         ALLBX          StrAgg

   C Class                            446         ASTAX          StrAgg

   R Class                            156         N/A            N/A

   Advisor Class                      746         ACVAX          StrAgg
--------------------------------------------------------------------------------

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0503
SH-PRS-41806

Your
American Century Investments
prospectus

INVESTOR CLASS

Newton Fund

March 31, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                                         ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND......................................................XX

FUND PERFORMANCE HISTORY.....................................................XX

FEES AND EXPENSES............................................................XX

OBJECTIVES, STRATEGIES AND RISKS.............................................XX

MANAGEMENT...................................................................XX

INVESTING WITH AMERICAN CENTURY..............................................XX

SHARE PRICE AND DISTRIBUTIONS................................................XX

TAXES........................................................................XX

FINANCIAL HIGHLIGHTS.........................................................XX

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify  companies,  regardless of size,  industry type or geographic  location,  whose share price patterns suggest to the manager that their  stocks may increase in value.  A more  detailed  description  of the fund's investment strategies and risks begins on page XX.

The fund's principal risks include

o    INVESTMENT  PROCESS  - The  fund's  investment  process  was  developed  by
     American  Century and utilizes  artificial  intelligence  to do a technical analysis of investment  opportunities--that  is,  identify  companies whose share price patterns suggest that they are likely to either rise or fall in price.  The  automated  process has been used to manage money since May 30,
     2003,  although  many of the  components  of the  technical  analysis  were researched,  enhanced  and utilized  prior to that time.  This is the first
     American Century fund to use this system.

o    RELIANCE  ON  TECHNOLOGY  -  The  fund's  investment   process  is  heavily
     automated.  If an event occurs that  interrupts the use of the system,  the fund  will be  managed  without  the use of the  automated  system  for the duration of the interruption. In that situation, buy and sell decisions may or may not be the  same as they  would  otherwise  be and may or may not be made or executed as quickly as the system would permit.

o    TECHNICAL  ANALYSIS - The fund relies on technical analysis to make buy and sell decisions;  this analysis is based on historical  information.  To the
     extent  that  this  investment  approach  is  not  effective,   the  fund's
     performance may suffer.

o    HIGH TURNOVER - The fund's PORTFOLIO  TURNOVER may be very high. This could result in relatively  high  commission  costs,  which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

               PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND
          SELLS PORTFOLIO SECURITIES.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies  whose  securities the fund owns and other factors generally affecting the securities market.

o    FOCUS RISK- The fund is classified as non-diversified.  Although the fund's portfolio  managers  generally intend the fund to be diversified,  at times the fund may hold large  positions in a relatively few number of companies.
     This possible narrow focus could add to the fund's price volatility since a price change in any one of those  securities  may have a greater  impact on the fund's share price than would be the case in a fund with more holdings.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    FOREIGN SECURITIES - The fund may invest in foreign  securities,  which can be riskier than investing in U.S. securities.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the fund.  It indicates  the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those shown.

NEWTON FUND -- INVESTOR CLASS

2004           0.33%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                        LOWEST

Newton                   11.51% (4Q 2004)               -12.25% (3Q 2004)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period  shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR(1)   LIFE OF CLASS (1)(2)
---------------------------------------------------------------------------------
NEWTON

Return Before Taxes                               -1.68%          14.94%

Return After Taxes on Distributions               -1.68%          14.94%

Return After Taxes on Distributions
  and Sale of Fund Shares                         -1.09%          12.74%

Dow Jones Wilshire 5000 Total Market Index        12.62%          18.37%(3)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  RETURNS  REFLECT THE  DEDUCTION OF A 2%  REDEMPTION  FEE,  INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE.

(2)  THE INCEPTION DATE FOR THE CLASS IS AUGUST 29, 2003.

(3)  SINCE AUGUST 31, 2003,  THE DATE CLOSEST TO THE FUND'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Investor Class

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)     2.0%(1)
----------------------------------------------------------------------------------

(1)  APPLIES  ONLY TO SHARES  HELD FOR LESS THAN FIVE  YEARS,  EXCLUDING  SHARES
     PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

Maximum Account Maintenance Fee                              $25(2)
--------------------------------------------------------------------------------

(2)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND         OTHER     TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
Newton

   Investor Class       1.50%               None             0.01%        1.51%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR       3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
NEWTON

   Investor Class        $360          $696          $819           $1,789
--------------------------------------------------------------------------------

The table above reflects a deduction for Newton's  redemption fee. You would pay the following expenses for Newton if you did not redeem your shares and thus did not incur the redemption fee:

                         1 YEAR       3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
NEWTON

   Investor Class        $153          $475          $819           $1,789
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic,  highly automated approach to common stock investing developed by American Century.  This approach relies on a proprietary  screening process that is designed to identify  attractive  investment  opportunities on a disciplined,  consistent basis.  This computerized  process screens thousands of publicly traded  securities to identify those with attractive price trends using a complex,  proprietary  formula  derived from how our  investment  managers use technical  indicators  to select  stocks.  This  sophisticated  system  has been engineered  through advanced signal  processing and neural network  technologies that attempt to capture and interpret  investor  behavior toward a company in an efficient manner.

The fund's methodology attempts to identify companies whose share price patterns suggest to the  managers  that they may either  rise or fall in price  (commonly referred to as technical analysis).  Companies whose price patterns suggest that investors  will  continue  purchasing  them would be  candidates  for  purchase.
Conversely,  companies  whose share price  patterns  suggest a likely decline in price would be candidates for sale, if owned by the fund.

At the  portfolio  managers'  discretion,  the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment  methodology fails to  generate  sufficient  investment  ideas or to  respond  to  adverse  market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's portfolio managers intend to be fully invested in common stocks under normal market conditions. If the fund's investment methodology fails to generate sufficient investment ideas in common stocks, at the managers'  discretion,  the fund may invest in other  types of  securities.  These  securities  may  include
domestic   and  foreign   preferred   stocks,   convertible   debt   securities,
equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities.  The fund generally limits its purchase of debt securities to investment-grade obligations.

Although the fund's  portfolio  managers expect it will invest primarily in U.S.
companies,  there is no limit on the  amount  of assets  the fund can  invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process  driving  the fund is  specifically  designed to respond  quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be  significantly  higher than that of many other  funds.  This heavy  turnover, perhaps as much as 200-400% per year or more,  could result in  relatively  high commission costs,  which could hurt the fund's  performance,  and create capital gains tax liabilities for the fund's shareholders.

The fund's  investment  process was  developed by American  Century and utilizes
artificial   intelligence   to   do   a   technical   analysis   of   investment
opportunities--that  is, identify  companies whose share price patterns  suggest that they are likely to either rise or fall in price. The automated  process has been used to manage money since May 30, 2003, although many of the components of the technical  analysis  were  researched,  enhanced and utilized  prior to that time. This is the first American Century fund to use this system.

The fund's  investment  process is heavily  automated.  If an event  occurs that interrupts  the use of the system,  the fund will be managed  without the use of the automated  system for the duration of the  interruption.  In that situation, buy and sell decisions may or may not be the same as they would otherwise be and may or may not be made or executed as quickly as the system would permit.

The fund  relies on  technical  analysis  to make buy and sell  decisions,  this analysis is based on historical information.  To the extent that this investment approach is not effective,  the fund's  performance may suffer. The value of the fund's shares  depends on the value of the stocks and other  securities it owns.

The  value  of the  individual  securities  the  fund  owns  will go up and down depending on the  performance of the companies that issued them,  general market and economic conditions, and investor confidence.

The portfolio  managers may buy a large amount of a company's  stock quickly and often  will  dispose  of it  quickly  if it no  longer  meets  their  investment
criteria.   While  the  managers  believe  this  strategy  provides  substantial appreciation  potential  over the long term, in the short term it may or may not create a significant  amount of share price  volatility.  This volatility can be greater than that of the average stock fund.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The  fund is  classified  as  non-diversified.  Although  the  fund's  portfolio managers  generally intend the fund to be diversified,  at times they may choose to invest in a relatively small number of securities. This possible narrow focus could add to the fund's  price  volatility  because a price change in any one of these  securities may have a greater impact on the fund's share price than would be the case in a fund with more holdings. This option gives the fund's portfolio managers more  flexibility  to invest heavily in the most  attractive  companies identified by the fund's methodology.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign  securities,  the overall risk of the fund could be affected.

Market  performance  tends to be cyclical,  and in the various  cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  technical  analysis  which is the basis for the  fund's  heavily  automated investment process,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the fund and directing the purchase and sale of its  investment  securities.  The advisor  also  arranges  for  transfer agency, custody and all other services necessary for the fund to operate.

For the  services  it  provided  to the fund,  the  advisor  received  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For funds with a stepped fee schedule,  the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004                    INVESTOR CLASS

Newton                                                             1.50%

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale  activity.  Team members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is identified below.

JOHN SMALL, JR.

Mr. Small, Vice President and Portfolio  Manager,  has been a member of the team that manages the fund since its  inception  in August  2003.  He was promoted to
Portfolio  Manager in  February  1999.  He also is a member of the  Veedot  fund management team. He also has worked as an analyst and portfolio  manager for the
Ultra fund. He joined American  Century in May 1991. He has a bachelor's  degree from Rockford  College,  a master's  degree in laser optics physics from the Air
Force Institute of Technology, and an MBA from Baker University.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

Code of Ethics

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNT

To open an  account,  the  minimum  initial  investment  amount is  $25,000.  To establish a traditional  or Roth IRA, you must  exchange  from another  American
Century IRA,  transfer from another  custodian or roll over a minimum of $25,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

If you sell your  shares of the fund within  five years of their  purchase,  you will pay a redemption fee of 2.0% of the value of the shares sold. Therefore, if you redeem  shares  within  five years,  you will  receive 98% of their value at redemption.  The  remaining  2.0%  is  retained  by the  fund  and  helps  cover transaction  costs  that  long-term  investors  may bear  when  the  fund  sells securities to meet investor redemptions.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical  and/or other  systems to deter  abusive  trading  practices  are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than  $250,000), we reserve the right to pay part or all of the redemption  proceeds in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a 2.0% redemption fee if held less than five years. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened  measure for Newton,  the board has approved the imposition of a redemption  fee for  redemption of shares  within a specified  number of days of purchase. See REDEMPTIONS, page XX, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan, your ability to purchase, exchange, redeem and transfer shares will depend on the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest  received,  as well as CAPITAL GAINS  realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund generally pays  distributions  from net income,  if any, once a year in
December.  Distributions  from realized capital gains are generally paid twice a
year,  usually  in  March  and  December.   The  fund  may  make  more  frequent
distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares  on a  day  a  distribution  is  declared,  you  will  not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a required  holding  period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%          TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS          ALL OTHER BRACKETS

Short-term capital gains            Ordinary Income           Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income             5%                        15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page  itemizes  what  contributed  to the changes in share price during the most  recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by Deloitte & Touche  LLP.  Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's Annual  Report,  which is available  upon request.

NEWTON FUND
Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                             2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $11.71      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss                                        (0.08)      (0.02)
-------------------------------------------
  Net Realized and Unrealized Gain                            0.10        1.73
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.02        1.71
--------------------------------------------------------------------------------
Redemption Fees                                               0.03          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.76      $11.71
================================================================================
  TOTAL RETURN(2)                                             0.43%      17.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.51%    1.50%(3)
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                       (0.79)%  (1.05)%(3)
-------------------------------------------
Portfolio Turnover Rate                                        313%         16%
-------------------------------------------
Net Assets, End of Period (in thousands)                     $6,031      $2,265
--------------------------------------------------------------------------------

(1)  August 29, 2003 (inception) through November 30, 2003.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized.

(3)  Annualized.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

                                 FUND CODE        TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
NEWTON FUND

   Investor Class                  109            AEVIX              N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0503

SH-PRS-41807

American Century Investments
statement of
additional information

MARCH 31, 2005

AMERICAN CENTURY
STRATEGIC ASSET ALLOCATIONS, INC.

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund
Newton Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED MARCH 31, 2005,  BUT IS NOT A  PROSPECTUS.  THE STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY............................................................XX

FUND INVESTMENT GUIDELINES....................................................XX

FUND INVESTMENTS AND RISKS....................................................XX

      Investment Strategies and Risks.........................................XX

      Investment Policies.....................................................XX

      Portfolio Turnover......................................................XX

MANAGEMENT....................................................................XX

      The Board of Directors..................................................XX

      Ownership of Fund Shares................................................XX

      Code of Ethics..........................................................XX

      Proxy Voting Guidelines.................................................XX

      Disclosure of Portfolio Holdings........................................XX

THE FUNDS' PRINCIPAL SHAREHOLDERS.............................................XX

SERVICE PROVIDERS.............................................................XX

      Investment Advisor......................................................XX

      Portfolio Managers......................................................XX

      Subadvisor..............................................................XX

      Transfer Agent and Administrator........................................XX

      Distributor.............................................................XX

OTHER SERVICE PROVIDERS.......................................................XX

      Custodian Banks.........................................................XX

      Independent Registered Public Accounting Firm...........................XX

BROKERAGE ALLOCATION..........................................................XX

      The Newton Fund and the Equity Portion of the Asset Allocation Funds....XX

      The Fixed-Income Portion of the Asset Allocation Funds..................XX

      Regular Broker-Dealers..................................................XX

INFORMATION ABOUT FUND SHARES.................................................XX

      Multiple Class Structure................................................XX

      Buying and Selling Fund Shares..........................................XX

      Valuation of a Fund's Securities........................................XX

TAXES.........................................................................XX

      Federal Income Taxes....................................................XX

      State and Local Taxes...................................................XX

FINANCIAL STATEMENTS..........................................................XX

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS................................XX

THE FUNDS' HISTORY

American  Century  Strategic Asset  Allocations,  Inc. is a registered  open-end management  investment  company that was organized as a Maryland  corporation on
April 4,  1994.  Prior to January 1,  1997,  it was known as  Twentieth  Century
Strategic  Asset  Allocations,  Inc.  Throughout  this  statement of  additional information,  we refer to American Century Strategic Asset Allocations,  Inc. as
the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND CLASS                                TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE

   Investor Class                            TWSCX                  02/15/1996

   Institutional Class                       ACCIX                  08/01/2000

   A Class                                   ACEAX                  09/30/2004

   B Class                                   ACVBX                  09/30/2004

   C Class                                   AACCX                  09/30/2004

   R Class                                   N/A                    03/31/2005

   Advisor Class                             ACCAX                  10/02/1996
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

   Investor Class                            TWSMX                  02/15/1996

   Institutional Class                       ASAMX                  08/01/2000

   A Class                                   ASMAX                  09/30/2004

   B Class                                   ASTBX                  09/30/2004

   C Class                                   ASTCX                  10/02/2001

   R Class                                   ASMRX                  08/29/2003

   Advisor Class                             ACOAX                  10/02/1996

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   Investor Class                            TWSAX                  02/15/1996

   Institutional Class                       AAAIX                  08/01/2000

   A Class                                   ALLAX                  09/30/2004

   B Class                                   ALLBX                  09/30/2004

   C Class                                   ASTAX                  11/27/2001

   R Class                                   N/A                    03/31/2005

   Advisor Class                             ACVAX                  10/02/1996

--------------------------------------------------------------------------------
NEWTON

   Investor Class                           AEVIX                   08/29/2003

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment  Management,  Inc., or American Century Global Investment Management,
Inc. can use various  investment  vehicles and  strategies  in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page XX.
In the case of the funds' principal  investment  strategies,  these descriptions elaborate upon discussions contained in the prospectuses.

Each fund,  other  than  Newton,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Newton  is  nondiversified.  Although  Newton's  managers  expect  that  it will ordinarily  satisfy the requirements of a diversified  fund, its  nondiversified status  gives it more  flexibility  to  invest  heavily  in the most  attractive companies identified by the fund's methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

NEWTON

The fund  intends to be fully  invested in common  stocks  under  normal  market conditions.

Strategic Allocation: Conservative
Strategic Allocation: Moderate
Strategic Allocation: Aggressive

In general,  within the restrictions outlined here and in the funds' prospectus, the  portfolio  managers  have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described in the funds' prospectus and below.

As described in the funds'  prospectus,  each fund's assets are allocated  among major asset classes,  including  equity  securities,  bonds and  cash-equivalent instruments, based on the fund's target allocation and subject to the applicable operating  ranges.  Each fund's  assets are further  diversified  among  various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity or equity-equivalent  security,  primarily common stocks, that
meets  certain  fundamental  and  technical   standards  of  selection.   Equity
equivalents  include  securities  that  permit  the fund to  receive  an  equity interest  in an issuer,  the  opportunity  to acquire an equity  interest  in an issuer,  or the  opportunity to receive a return on its investment  that permits the fund to  benefit  from the  growth  over time in the  equity  of an  issuer.
Examples of equity  securities and equity  equivalents  include preferred stock, convertible preferred stock and convertible securities.  Equity equivalents also may include securities whose value or return is derived from the value or return of a different  security.  Depositary  receipts,  which are described on page XX under the heading FOREIGN  SECURITIES,  are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail on page XX under the heading DERIVATIVE SECURITIES.

The funds' portfolio managers use several investment disciplines in managing the
equity  portion  of  each  fund's  portfolio,   including   growth,   value  and
quantitative  management  disciplines.  The growth  discipline  seeks  long-term capital appreciation by investing in companies whose earnings and revenue trends meet the  advisor's  standards  of  selection,  which  generally  means that the companies have demonstrated or, in the managers' opinion, have the prospects for demonstrating,  accelerating  earnings and revenues as compared to prior periods and/or  industry  competitors.  The value  investment  discipline  seeks capital growth by investing in equity securities of well-established  companies that the managers believe to be temporarily undervalued.

The advisor  believes  both value  investing  and growth  investing  provide the potential for  appreciation  over time.  Value  investing  tends to provide less volatile  results.  This lower  volatility  means that the price of value stocks tends  not to fall as  significantly  as the  price  of  growth  stocks  in down markets.  However,  value stocks do not usually  appreciate as  significantly as growth  stocks do in up markets.  In keeping with the  diversification  theme of these  funds,  and as a result of  management's  belief  that  these  styles are complementary,  both  disciplines  will be  represented  to some  degree in each portfolio at all times.

As noted,  the value  investment  discipline  tends to be less volatile than the growth investment discipline.  As a result,  Strategic Allocation:  Conservative will  generally  have a higher  proportion  of its equity  investments  in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally  have a greater  proportion  of growth  stocks than  either  Strategic
Allocation: Moderate or Strategic Allocation: Conservative.

In  addition,  the  equity  portion  of each  fund's  portfolio  will be further diversified  among small,  medium and large  companies.  This approach  provides investors with an additional level of  diversification  and enables investors to achieve a broader exposure to the various  capitalization  ranges without having to invest in multiple funds.

The funds' portfolio managers also may apply quantitative management disciplines to a portion of each fund's  portfolio.  These  disciplines  combine elements of both growth and value  investing and are intended to reduce  overall  volatility
relative  to  the  market.   Quantitative  management  disciplines  combine  two
investment management approaches.  The first is active management,  which allows the managers to select  investments for a fund without  reference to an index or investment  model. The second is indexing,  in which the managers try to match a portion of a fund's portfolio composition to that of a particular index.

The primary  quantitative  management  approach  the  managers  use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk  characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories  described  above, a particular  investment  discipline or investment category may be  emphasized  when,  in the managers'  opinion,  such  investment discipline  or category is  undervalued  relative  to the other  disciplines  or categories.

The  fixed-income  portion  of a fund's  portfolio  may  include  U.S.  Treasury securities,  securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations.  The funds also may invest in  mortgage-related  and other  asset-backed  securities,
which  are   described   in  greater   detail  on  page  XX  under  the  heading
MORTGAGE-RELATED AND OTHER ASSET-BACKED  SECURITIES.  As with the equity portion of a fund's  portfolio,  the fixed-income  portion of a fund's portfolio will be diversified  among the  various  fixed-income  investment  categories  described above.  The managers'  strategy is to actively manage the portfolio by investing the funds' assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of  fixed-income  securities  fluctuates  based on changes in interest rates and in the credit quality of the issuers.  Debt  securities  that comprise
part  of  a  fund's   fixed-income   portfolio  will  be  limited  primarily  to
investment-grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets,  and Strategic  Allocation:  Aggressive may invest up to
10%  of  its  assets  in  below   investment-grade   (high  yield)   securities.
Investment-grade means that at the time of purchase,  such obligations are rated within the four highest categories by a nationally recognized statistical rating organization  [for  example,  at least Baa by Moody's  Investors  Service,  Inc.
(Moody's) or BBB by Standard &  Poor's  Corporation  (S&P)],  or, if not
rated,  are of  equivalent  investment  quality as  determined  by the managers.
According  to  Moody's,  bonds  rated  Baa are  medium-grade  and  possess  some speculative characteristics.  A BBB rating by S&P indicates S&P's belief that a  security  exhibits a  satisfactory  degree of safety  and  capacity  for repayment but is more  vulnerable to adverse  economic  conditions  and changing circumstances.

High-yield  securities,  sometimes  referred to as junk bonds,  are higher risk,
nonconvertible   debt   obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt
securities   rated  below   investment  grade  are  considered  by  many  to  be
predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal  and interest
payments  on  such  securities  than  is  the  case  with   higher-quality  debt
securities.  Regardless of rating  levels,  all debt  securities  considered for purchase by the fund are  analyzed by the managers to  determine,  to the extent reasonably  possible,  that  the  planned  investment  is  consistent  with  the investment objective of the fund.

Under  normal  market   conditions,   the  weighted  average  maturity  for  the
fixed-income portfolio will be in the three- to 10-year range.

The   cash-equivalent   portion  of  a  fund's  portfolio  may  be  invested  in
high-quality  money market  instruments  (denominated in U.S. dollars or foreign currencies), including U.S. government obligations,  obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within  each  asset  class,   equity  securities,   bonds  and   cash-equivalent
instruments,  each fund's  holdings will be invested  across industry groups and issuers that meet its  investment  criteria.  This  diversity of  investment  is intended to help reduce the risk  created by  overconcentration  in a particular industry or issuer.

The funds are "strategic"  rather than "tactical"  allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds'  investment  objectives  and thus  select a blend of  investments  in the various asset classes.

The managers  regularly  review each fund's  investments and allocations and may make changes in the securities  holdings  within each asset class or to a fund's asset mix (within the defined  operating  ranges) to emphasize  investments that they  believe  will provide the most  favorable  outlook for  achieving a fund's objective.  Recommended  reallocations  may be  implemented  promptly  or may be implemented  gradually.  In order to minimize the impact of  reallocations  on a fund's  performance,  the managers will generally  attempt to reallocate  assets gradually.

In determining the allocation of assets among U.S. and foreign capital  markets, the  managers  consider  the  condition  and  growth  potential  of the  various economies;  the relative  valuations of the markets;  and social,  political and economic factors that may affect the markets.

In selecting  securities in foreign  currencies,  the managers  consider,  among other factors,  the impact of foreign exchange rates relative to the U.S. dollar value of such  securities.  The  managers  may seek to hedge  all or a part of a fund's foreign  currency  exposure  through the use of forward foreign  currency contracts or options thereon.

The funds attempt to diversify across asset classes and investment categories to a greater  extent  than funds that  invest  primarily  in equity  securities  or primarily in  fixed-income  securities.  However,  the funds are designed to fit three  general  risk  profiles  and may not  provide an  appropriately  balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The funds' portfolio managers also may use the various  investment  vehicles and techniques described in this section in managing the funds' assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the securities  (including  debt  securities) of foreign issuers, including foreign governments, when these securities meet its standards of  selection.  Securities  of foreign  issuers may trade in the U.S. or foreign securities markets.

The  following  table  shows  the  operating  ranges  within  which  each  asset allocation  fund's assets  invested in securities of foreign  issuers  generally will vary.

FUND                                             FOREIGN SECURITIES

Strategic Allocation: Conservative               3-15%

Strategic Allocation: Moderate                   5-25%

Strategic Allocation: Aggressive                 10-30%

Newton                                           No restriction

The funds may make such  investments  either  directly in foreign  securities or indirectly by  purchasing  depositary  receipts or depositary  shares of similar instruments  (depositary  receipts) for foreign securities.  Depositary receipts are  securities  that  are  listed  on  exchanges  or  quoted  in  the  domestic over-the-counter  markets  in one  country,  but  represent  shares  of  issuers domiciled in another country.  Direct  investments in foreign  securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to its investment objective and policies, each fund may invest in common stocks,  convertible  securities,  preferred stocks, bonds, notes and other debt securities of foreign  issuers and debt  securities of foreign  governments  and their  agencies.  The credit  quality  standards  applicable  to  domestic  debt securities  purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest  have  substantially  less  trading  volume  than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

INVESTING IN EMERGING MARKET COUNTRIES

Strategic Allocation: Moderate, Strategic Allocation:  Aggressive and Newton may
invest a minority  portion of their  international  holdings  in  securities  of issuers in emerging market (developing) countries.  The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging  countries.  Currently,  the countries not included in this category for the funds are Australia,  Austria,  Belgium,  Bermuda, Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in this  statement of  additional  information,  "securities  of issuers in emerging  market  countries"  means  (i)  securities  of  issuers  for which the principal  securities  trading  market is an  emerging  market  country  or (ii)
securities  of issuers  having  their  principal  place of business or principal office in an emerging market country.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION  HEDGES - When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES - When the portfolio  managers believe that the currency of a particular  foreign  country may suffer  substantial  decline against the
     U.S.  dollar,  a fund may enter  into a forward  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example,  if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING  CURRENCY  EXPOSURE - A fund may also enter into forward contracts to shift its investment  exposure from one currency into another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral  account  consisting of cash, cash  equivalents or other  appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain  additional  transaction  costs  associated with short sales, but the fund will endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices  or  currency  exchange  rates.  They  also are used for cash management  purposes as a low-cost  method of gaining  exposure to a  particular securities market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the  reference  index or  instrument  to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money  than the  notional  value of the  investment.  The policy  also establishes a committee that must review certain  proposed  purchases before the purchases  can be made.  The advisor will report on fund  activity in derivative securities to the Board of Directors as necessary.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The funds may  purchase  mortgage-related  and  other  asset-backed  securities.
Mortgage  pass-through  securities  are  securities  representing  interests  in
"pools" of mortgages  in which  payments of both  interest and  principal on the securities  are generally  made monthly,  in effect  "passing  through"  monthly payments made by the individual borrowers on the residential mortgage loans that underlie  the  securities  (net of fees paid to the issuer or  guarantor  of the securities).

Early repayment of principal on mortgage  pass-through  securities (arising from prepayments of principal due to sale of the underlying property,  refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return  upon  reinvestment  of  principal.  Also,  if a security subject to prepayment  were purchased at a premium,  in the event of prepayment, the value of the premium would be lost. As with other  fixed-income  securities, when interest rates rise,  the value of a  mortgage-related  security  generally
will   decline;   however,   when   interest   rates   decline,   the  value  of
mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through  securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the  Government  National  Mortgage  Association  (GNMA),  or  guaranteed  by agencies  or  instrumentalities  of  the  U.S.  government,  as in the  case  of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC),  which are supported only by the discretionary  authority  of  the  U.S.  government  to  purchase  the  agency's obligations.

Mortgage  pass-through  securities created by  nongovernmental  issuers (such as commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees,  including  individual loan, title, pool and  hazard  insurance  and  letters  of  credit,  which  may be  issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized  mortgage  obligations  (CMOs). CMOs are mortgage-backed  securities issued by government  agencies;  single-purpose,
stand-alone   financial   subsidiaries;    trusts   established   by   financial
institutions; or similar institutions. The funds may buy CMOs that:

o    are  collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or  instrumentality of the U.S. government;

o    are  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer,  and the guarantee is collateralized by U.S. government securities; and

o    are  securities in which the proceeds of the issue are invested in mortgage securities  and  payments of principal  and  interest are  supported by the credit of an agency or instrumentality of the U.S. government.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee  payments,  often a variable  stream of cash flows  based on LIBOR.  The funds may  enter  into  credit  default  swap  agreements  to hedge an  existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection against a credit event of a specific issuer.
The  seller of credit  protection  against a  security  or basket of  securities receives an up-front or periodic payment to compensate against potential default event(s).  The fund may  enhance  returns  by selling  protection  or attempt to mitigate credit risk by buying protection.  Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to

o    protect against a decline in market value of the funds' securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions,  consistent with the funds' investment objectives,  that are based on  securities  indices.  Examples of indices  that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income  portion of the funds or the
S&P 500 Index for the equity  portion of the funds.  The  managers  also may engage in futures and options transactions based on specific securities. Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading are regulated under the Commodity  Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly  correlated with its other  investments or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures  traders to  substantial  losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating  histories.  The managers consider an issuer to have a limited operating  history  if that  issuer  has a record  of less than  three  years of continuous  operation.  The managers will consider periods of capital formation, incubation,  consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities  pursuant  to the  investment  policies  of that fund.  A  repurchase agreement  occurs  when,  at  the  time  a fund  purchases  an  interest-bearing obligation,  the  seller  (a  bank  or  a  broker-dealer  registered  under  the
Securities  Exchange Act of 1934)  agrees to purchase it on a specified  date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The managers  expect the funds will pay more for  securities  with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts  attached  only from  sellers  deemed  creditworthy  by the  portfolio managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative  security that bears an interest rate that moves  inversely to market  interest  rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is  accomplished  by expressing  the interest rate on the inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market (1) by a broker-dealer who purchases  fixed-rate bonds and places them in a trust;  or (2) by an issuer  seeking to reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than the market value of fixed-rate bonds.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  each fund's  investment  in such  securities,  subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company,

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depository  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQs),  with  the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  these funds may invest a portion of their  assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon,  step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments.  Zero-coupon and step-coupon securities are sold at a deep  discount to their face  value.  Pay-in-kind  securities  pay interest through the issuance of additional securities.  Because such securities do not pay current cash income,  the price of these  securities  can be volatile when interest rates  fluctuate.  While these  securities do not pay current cash income, federal income tax law requires the holders of zero-coupon,  step-coupon and  pay-in-kind  securities  to include in income  each year the portion of the original  issue  discount and other noncash  income on such  securities  accrued during that year.  In order to continue to qualify for  treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make  distributions  of income  accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market  prices,  in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan  interests  are interests in amounts owed by a corporate,  governmental  or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity  of any number of days or years,  and may be  acquired from U.S. and foreign banks,  insurance  companies,  finance  companies or other financial  institutions  that  have  made  loans  or are  members  of a  lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or  bankruptcy  of the  borrower  and, in the case of participation interests,  involve a risk of insolvency of the agent lending bank or other financial intermediary.  Loan interests are not rated by any nationally recognized  securities  rating  organization  and are, at  present,  not readily marketable and may be subject to contractual restrictions on resale.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY

Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment)  in an amount not exceeding  331/3% of
                              the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if,  as a  result,  more  than  331/3% of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.

Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.

Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities).

Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.

Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                       A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher  than those  available  for other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing charges.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY

Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.

Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days, and  securities  that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.

Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.

Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.

Futures & Options             A fund may enter into futures contracts, and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged  futures  transactions  if it  would  be
                              possible  for the fund to lose more  money than it
                              invested.

Issuers with Limited          A fund may  invest  up to 5% of its  assets in the
Operating Histories           securities  of  issuers  with  limited   operating
                              histories.  An  issuer  is  considered  to  have a
                              limited  operating  history  if that  issuer has a
                              record  of less  than  three  years of  continuous
                              operation.    Periods   of   capital    formation,
                              incubation,   consolidations,   and  research  and
                              development   may  be  considered  in  determining
                              whether a particular  issuer has a record of three
                              years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular ownership.  Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the prospectus.

With respect to each fund, the managers will sell  securities  without regard to the  length  of time  the  security  has been  held.  Accordingly,  each  fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objective,  the  portfolio  managers may sell a given  security  regardless  of the  length  of  time  it has  been  held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose,  because,  among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is  anticipated,  an asset  allocation fund may decrease its position in such category and increase its position in one or both of the other asset  categories,  and when a general rise in price levels is  anticipated,  a fund may increase its position in such category and decrease its position in the other categories.  However, the asset allocation funds will, under most  circumstances,  be essentially  fully invested  within the operating ranges set forth in the prospectus.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's investment objective,  the managers believe the rate of portfolio  turnover is irrelevant  when they determine that a change is required to  achieve  the  fund's  investment  objective.  As a result,  a fund's  annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Strategic Allocation:  Conservative,  the higher portfolio turnover rate for
2003 can be  attributed  to the use of  dollar-roll  transactions  to manage the fund's exposure to increased mortgage financing activity.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor,  American  Century  Investment  Management,  Inc.  (ACIM);  or American
Century  Global  Investment  Management,  Inc.  (ACGIM);  the  funds'  principal underwriter,  American Century Investment Services,  Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC. The  directors  serve in this capacity for six registered  investment companies in the American Century family of funds.  All  persons  named as  officers  of the funds  also serve in similar capacities  for the other 12  investment  companies  advised by ACIM,  except as noted.  Only officers  with  policy-making  functions are listed.  No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                          POSITION(S)   LENGTH                                  COMPLEX    OTHER
                          HELD          OF TIME                                 OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED     PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)           FUND          (YEARS)    DURING PAST 5 YEARS          DIRECTOR   DIRECTOR
---------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1)  Director,       46       Founder, Director and          54       None
4500 Main Street          Chairman                 Controlling Shareholder,
Kansas City, MO 64111     Emeritus                 ACC
(1924)                                             Chairman, ACC
                                                   (January 1995 to
                                                   December 2004)
                                                   Chairman, ACS LLC and
                                                   other ACC subsidiaries
                                                   Director, ACIM, ACS LLC
                                                   and other ACC subsidiaries

---------------------------------------------------------------------------------------------------------
James E. Stowers III(1)   Director,       14       Chairman, ACC                  54       None
4500 Main Street          Vice Chairman            (January 2005 to present)
Kansas City, MO 64111     of the                   Co-Chairman, ACC
(1959)                    Board                    (September 2000 to
                                                   December 2004)
                                                   Chief Executive Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Director, ACC, ACIM, ACS LLC
                                                   and other ACC subsidiaries

(1)       JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III. NUMBER OF
          PORTFOLIOS IN FUND

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                          POSITION(S)   LENGTH                                  COMPLEX    OTHER
                          HELD          OF TIME                                 OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED      PRINCIPAL OCCUPATION(S)     BY         HELD BY
(YEAR OF BIRTH)           FUND          (YEARS)     DURING PAST 5 YEARS         DIRECTOR   DIRECTOR
---------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown            Director       24        Retired, Formerly Chief        54      None
4500 Main Street                                    Executive Officer/Treasurer,
Kansas City, MO 64111                               ASSOCIATED BEARINGS
(1940)                                              COMPANY,
                                                    a corporation engaged in
                                                    the sale of bearings and
                                                    power transmission products

Andrea C. Hall, Ph.D.      Director       7         Senior Vice President,         54      Director, MIDWEST
4500 Main Street                                    MIDWEST RESEARCH INSTITUTE             RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock            Director       8         Retired, formerly Chairman,    54      Director, ALLIED
4500 Main Street                                    PUBLIC SERVICE COMPANY                 MOTION TECHNOLOGIES, Inc.
Kansas City, MO 64111                               OF COLORADO
(1935)

Donald H. Pratt            Director,      9         Chairman,                      54      Director, ATLAS-COPCO
4500 Main Street           Chairman                 WESTERN INVESTMENTS, INC.              NORTH AMERICA, INC.
Kansas City, MO 64111      of the                   Retired Chairman of the Board,
(1937)                     Board                    BUTLER MANUFACTURING COMPANY

Gale E. Sayers             Director       4         President, Chief Executive     54      Director, TRIAD
4500 Main Street                                    Officer and Founder,                   HOSPITALS, INC.
Kansas City, MO 64111                               SAYERS 40, INC.
(1943)

M. Jeannine Strandjord     Director       10        Senior Vice President and      54      Director, DST
4500 Main Street                                    Chief Integration Officer,             SYSTEMS, INC.
Kansas City, MO 64111                               SPRINT CORPORATION                     Director, EURONET
(1945)                                              (September 2003 to present)            WORLDWIDE, INC.
                                                    Senior Vice President-
                                                    Financial Services
                                                    SPRINT CORPORATION
                                                    (January 2003 to September 2003)
                                                    Senior Vice President-Finance
                                                    Global Markets Group
                                                    SPRINT CORPORATION
                                                    (December 1998 to January 2003)

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                          POSITION(S)   LENGTH                                    COMPLEX    OTHER
                          HELD          OF TIME                                   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED       PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)           FUND          (YEARS)      DURING PAST 5 YEARS          DIRECTOR   DIRECTOR
---------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Timothy S. Webster       Director           3        President and Chief           54          Director, AMERICAN
4500 Main Street                                     Executive Officer,                        ITALIAN PASTA COMPANY
Kansas City, MO 64111                                AMERICAN ITALIAN PASTA
(1961)                                               COMPANY

---------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons         President          4        Chief Executive Officer, ACC  Not         Not
4500 Main Street                                     and other ACC subsidiaries    applicable  applicable
Kansas City, MO 64111                                (September 2000 to present)
(1955)                                               President, ACIS
                                                     (July 2003 to present)
                                                     President, ACC
                                                     (June 1997 to present)
                                                     President, ACIM
                                                     (September 2002 to present)
                                                     Chief Operating Officer, ACC
                                                     (June 1996 to September 2000)
                                                     Also serves as: Executive Vice
                                                     President, ACS LLC and other
                                                     ACC subsidiaries

Robert T. Jackson        Executive          9        Chief Administrative Officer, Not         Not
4500 Main Street         Vice                        ACC (August 1997 to present)  applicable  applicable
Kansas City, MO 64111    President                   Chief Financial Officer, ACC
(1946)                                               (May 1995 to October 2002)
                                                     Chairman, AMERICAN CENTURY
                                                     VENTURES, INC.
                                                     (April 2004 to present)
                                                     President, ACS LLC
                                                     (January 1999 to present)
                                                     Executive Vice President,
                                                     ACC (May 1995 to present)
                                                     Also serves as: Executive
                                                     Vice President and Chief
                                                     Financial Officer, ACIM, ACIS
                                                     and other ACC subsidiaries,
                                                     and Treasurer, ACIM

Maryanne Roepke          Senior             4        Senior Vice President         Not         Not
4500 Main Street         Vice                        (April 1998 to present)       applicable  applicable
Kansas City, MO 64111    President,                  and Assistant Treasurer
(1956)                   Treasurer                   (September 1985 to present),
                         and Chief                   ACIM, ACIS AND ACS LLC
                         Accounting
                         Officer

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                          POSITION(S)   LENGTH                                  COMPLEX    OTHER
                          HELD          OF TIME                                 OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED     PRINCIPAL OCCUPATION(S)      BY         HELD BY
(YEAR OF BIRTH)           FUND          (YEARS)    DURING PAST 5 YEARS          DIRECTOR   DIRECTOR
---------------------------------------------------------------------------------------------------------
David C. Tucker             Senior      4          Senior Vice President        Not         Not
4500 Main Street            Vice                   and General Counsel,         applicable  applicable
Kansas City, MO 64111       President              ACIM, ACIS, ACS LLC and
(1958)                      and                    other ACC subsidiaries
                            General                (June 1998 to present)
                            Counsel                Vice President and
                                                   General Counsel, ACC
                                                   (June 1998 to present)

David H. Reinmiller         Vice        4          Chief Compliance Officer,    Not         Not
4500 Main Street            President              ACS LLC and ACIM             applicable  applicable
Kansas City, MO 64111       and Chief  less than   (March 2001 to present)
(1963)                      Compliance  1 year     Vice President, ACS LLC
                            Officer                (March 2000 to present)
                                                   Vice President, ACIM
                                                   (March 2002 to present)
                                                   Vice President, ACIS
                                                    (March 2003 to present)
                                                   Assistant General Counsel,
                                                   ACS LLC (December 1996 to
                                                   January 2001)
                                                   Associate General Counsel, ACS LLC
                                                   (July 2001 to present)

-----------------------------------------------------------------------------------------------------------
Robert Leach                Controller  7          Vice President, ACS LLC      Not         Not
4500 Main Street                                   (February 2000 to present)   applicable  applicable
Kansas City, MO 64111                              Controller-Fund
(1966)                                             Accounting, ACS LLC
                                                   (June 1997 to present)

Jon Zindel                  Tax Officer 7          Vice President, Corporate Tax, Not          Not
4500 Main Street                                   ACS LLC (April 1998 to present)applicable   applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS
(1967)                                             and other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (January 2000 to December 2000)
                                                   Director, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (February 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (December 2000 to December 2003)
                                                   Treasurer, AMERICAN
                                                   CENTURY VENTURES, INC.
                                                   (December 1999 to April 2001)

On December 23, 1999,  American Century  Services,  LLC(ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS LLC (the Agreement).  For its software,  ACS LLC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2004, DST received  $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004 was approximately $XX.

Ms.  Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55, 890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS LLC.
DST  was  chosen  by  ACS  LLC  for  its  industry-leading   role  in  providing
cost-effective back office support for mutual fund service providers such as ACS
LLC.  DST is the largest  mutual fund  transfer  agent,  servicing  more than 75 million  mutual  fund  accounts on its  shareholder  recordkeeping  system.  Ms.
Strandjord's  role as a director of DST was not  considered  by ACS LLC; she was not involved in any way with the  negotiations  between ACS LLC and DST; and her status  as a  director  of  either  DST or the  funds  was not a  factor  in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the  independent  directors of the funds,  have  concluded that the existence of this  Agreement  does  not  impair  Ms.  Strandjord's  ability  to  serve  as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the fund's investment  management agreement and any subadvisory  agreement.  The
advisor  and,  if  applicable,   subadvisor  provide  the  board  with  monthly,
quarterly, or annual analyses of its performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities).

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                             NUMBER OF
                                                                                             MEETINGS HELD
                                                                                             DURING LAST
COMMITTEE         MEMBERS                  FUNCTION                                          FISCAL YEAR

Executive         James E. Stowers, Jr.    The Executive Committee performs the functions        0
                  James E. Stowers III     of the Board of Directors between board meetings,
                  Donald H. Pratt          subject to the limitations on its power set out in
                                           the Maryland General Corporation Law, and except
                                           for matters required by the Investment Company
                                           Act to be acted upon by the whole board.

Compliance        Andrea C. Hall, PhD      The Compliance and Shareholder Communications         4
and Shareholder   Thomas A. Brown          Committee reviews the results of the funds'
Communications    Gale E. Sayers           compliance testing program, reviews quarterly
                  M. Jeannine Strandjord   reports from the Communications advisor
                                           to the board regarding various compliance matters
                                           and monitors the implementation of the funds'
                                           Code of Ethics, including any violations.

Audit             D.D. (Del) Hock          The Audit Committee approves the engagement           4
                  Donald H. Pratt          of the funds' independent registered public
                  Timothy S. Webster       accounting firm, recommends approval of such
                                           engagement to the independent directors and
                                           oversees the activities of the funds' independent
                                           registered public accounting firm. The Committee
                                           receives reports from the advisor's Internal
                                           Audit Department, which is accountable to
                                           the Committee. The Committee also receives
                                           reporting about compliance matters affecting
                                           the funds.

Governance        Donald H. Pratt          The Board Governance Committee primarily              1
                  M. Jeannine Strandjord   considers and recommends individuals for
                  Thomas A. Brown          nomination as directors. The names of potential
                                           director candidates are drawn from a number
                                           of sources, including recommendations from
                                           members of the board, management and
                                           shareholders. See NOMINATIONS OF DIRECTORS below.
                                           This committee also reviews and
                                           makes recommendations to the board with
                                           respect to the composition of board committees
                                           and other board-related matters, including its
                                           organization, size, composition, responsibilities,
                                           functions and compensation.

Fund              Timothy S. Webster       The Fund Performance Review Committee                 4
Performance       Donald H. Pratt          reviews quarterly the investment activities
Review            D.D. (Del) Hock          and strategies used to manage fund assets.
                  Thomas A. Brown          The committee regularly receives reports
                  Andrea C. Hall, PhD      from portfolio managers and other investment
                  M. Jeannine Strandjord   personnel concerning the funds' investments.
                  Gale E. Sayers

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the Committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate Secretary,  American Century Funds, 4500 Main Street,  Kansas City, MO
64111-7709:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A detailed resume describing among other things the candidate's educational
     background,   occupation,   employment  history,  financial  knowledge  and
     expertise and material  outside  commitments  (e.g.,  memberships  on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six  investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2004

                                  TOTAL                   TOTAL COMPENSATION
                                  COMPENSATION            FROM THE
                                  FROM THE                AMERICAN CENTURY
NAME OF DIRECTOR                  FUNDS(1)                FAMILY OF FUNDS(2)

Thomas A. Brown                   $5,362                  $87,701

Andrea C. Hall, Ph.D.             $5,482                  $89,701

D.D. (Del) Hock                   $5,482                  $89,701

Donald H. Pratt                   $5,714                  $93,451

Gale E. Sayers                    $5,300                  $86,701

M. Jeannine Strandjord            $5,334                  $87,201

Timothy S. Webster                $5,267                  $86,201

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     NOVEMBER 30, 2004,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     BROWN,  $14,840; DR. HALL, $75,401; MR. HOCK, $77,201; MR. PRATT,  $12,000;
     MR. SAYERS, $80,951; AND MR. WEBSTER, $37,101.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below.

                                                                NAME OF DIRECTORS

                                                 JAMES E.       JAMES E.    THOMAS A.   ANDREA C
                                                 STOWERS, JR.  STOWERS III    BROWN    HALL, PH.D.
--------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

  Strategic Allocation: Conservative                A              A           E           A

  Strategic Allocation: Moderate                    A              A           A           A

  Strategic Allocation: Aggressive                  A              A           C           A

  Newton                                            A              E           A           A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                      E              E           E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                   NAME OF DIRECTORS

                                                  D.D.(DEL)  DONALD    GALE E.  M. JEANNINE  TIMOTHY
                                                  HOCK       H. PRATT  SAYERS   STRANDJORD   WEBSTER
-----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

  Strategic Allocation: Conservative                 A           A        A          A          A

  Strategic Allocation: Moderate                     A           A        A          A          A

  Strategic Allocation: Aggressive                   A           A        A          A          A

  Newton                                             A           A        A          A          A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E           E        D          E          E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted a code of ethics  under Rule  17j-1 of the  Investment
Company  Act and the code of ethics  permits  personnel  subject  to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance  department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     =    Cumulative Voting

     =    Staggered Boards

     =    "Blank Check" Preferred Stock

     =    Elimination of Preemptive Rights

     =    Non-targeted Share Repurchase

     =    Increase in Authorized Common Stock

     =    "Supermajority" Voting Provisions or Super Voting Share Classes

     =    "Fair Price" Amendments

     =    Limiting the Right to Call Special Shareholder Meetings

     =    Poison Pills or Shareholder Rights Plans

     =    Golden Parachutes

     =    Reincorporation

     =    Confidential Voting

     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate  access to portfolio  holdings  information about
American  Century funds,  and to ensure that  disclosure of such  information is consistent with the best interests of fund  shareholders,  the advisor (ACGIM or
ACIM) has adopted a policy for the  disclosure  of fund  portfolio  holdings and characteristics to non-affiliates including individual investors,  institutional investors, intermediaries that distribute the Funds' shares, third party service providers, and rating and ranking organizations as follows:

DISTRIBUTION TO THE PUBLIC

Full portfolio  holdings will be made available for  distribution  to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on  americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution  monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

DISTRIBUTION TO SERVICE PROVIDERS

The advisor  recognizes that certain parties (generally  investment  consultants
who  provide  regular  analysis  of  fund  portfolios  for  their  clients,   or
intermediaries  who pass  through  information  to fund  shareholders)  may have legitimate needs for holdings  information  prior to the times prescribed above.
These needs  include  preparing  reports for  customers who invest in the funds, creating  analyses  of  fund  characteristics  for  intermediary  or  consultant clients,  reformatting  the information for  distribution to the  intermediary's clients, and reviewing fund performance for ERISA fiduciary purposes. Therefore, for these  service  providers,  portfolio  holdings and  characteristics  may be provided prior to the lapse of 30 days as long as the service  provider enters a non-disclosure  agreement  with the  advisor  in which  it  represents  that the information  will be used only for the  services  provided  to its  clients  and agrees to treat the  information  confidentially  until the  general  disclosure release date.

Those service  providers who have entered such  non-disclosure  agreements as of
January 25, 2005 are as follows:

Aetna Inc.

American Express Financial Corporation

American Fidelity Assurance Co.

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

AUL/American United Life Insurance Company

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Frank Russell Company

Fund Evaluation Group, LLC

Gartmore Mutual Fund Capital Trust (GMFCT)

Hewitt Associates LLC

ICMA Retirement Corporation

ING

ING Life Insurance & Annuity Co.

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Jeffrey Slocum & Associates, Inc.

Kansas City Life Insurance Company

Kmotion, Inc

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Companay

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NYLife Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

SAFECO Life

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Skandia

Smith Barney

State Street Global Markets

SunTrust Bank

The Guardian Life Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Union Central Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

VALIC Financial Advisors

VALIC Retirement Services Company

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

DISTRIBUTION IN ONE-ON-ONE PRESENTATIONS

The  advisor  recognizes  that from  time to time it may  receive  requests  for proposals  (RFPs) from  consultants or potential  clients that request  holdings information  as of a  certain  date  and for  certain  periods  that may be more frequent than the  parameters  set out above.  As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may  be  provided  in  the  RFP.  Such  information  will  be  provided  with  a confidentiality  legend and only in cases where the recipient has indicated that the data will be used only for legitimate purposes.

Distribution of portfolio holdings  information,  including compliance with this policy  and the  resolution  of any  potential  conflicts  that  may  arise,  is monitored  quarterly.  Any  distribution of holdings  information  other than in compliance  with this policy  would have to be  authorized  by the funds'  chief investment  officer and the  advisor's  Legal  Department.  The funds'  board of directors has received and reviewed a summary of the  advisor's  policy and will be  informed  of any  changes  to or  material  violations  of such  policy on a quarterly basis.

The  advisor  does  not  receive  any  compensation   from  any  party  for  the
distribution of portfolio holdings information.

The advisor reserves the right to change part or all of this policy at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March ____,  2005,  the following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because the R Classes of Strategic  Allocation:  Conservative and Strategic  Allocation:
Aggressive were not in operation as of March,  ____, 2005, they are not included in the chart below.

                                                   PERCENTAGE OF   PERCENTAGE OF
                                                   OUTSTANDING     OUTSTANDING
FUND/                                              SHARES OWNED    SHARES OWNED
CLASS    SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
----------------------------------------------------------------------------------

STRATEGIC ASSET ALLOCATION: CONSERVATIVE

   Investor

         JPMorgan Chase & Co. TR                        XX%            XX%
         Eagle-Picher Salaried 401(k) Plan Trust
         New York, New York

   Advisor

         Saxon & Co.                                    XX%            XX%
         Philadelphia, Pennsylvania

         Reliance Trust for Various Clients             XX%            XX%
         Jersey City, New Jersey

         Charles Schwab & Co., Inc.                     XX%            XX%
         San Francisco, California

         James B. Anderson TR                           XX%            XX%
         American Chamber of Commerce Executives
         Amended and Restated 401K Plan & Trust
         Springfield, Missouri

   Institutional

         State Street Corp Trustee                      XX%            XX%
             FBO Hallmark Cards Inc.                    XX%            XX%
             Westwood, Massachusetts

STRATEGIC ASSET ALLOCATION: MODERATE

   Investor

         None

   Advisor

         Saxon and Co.                                  XX%             X%
         Philadelphia, Pennsylvania

         Reliance Trust Co. Trustee                     XX%            XX%
         for Various Clients
         Jersey City, New Jersey

         Charles Schwab & Co., Inc.                     XX%            XX%
         San Francisco, California

         Union Bank TR Nominee                          XX%            XX%
         for Various Clients
         San Diego, California
   C

         Mobank & Co. EB                                XX%            XX%
         Monroe, Michigan
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE  BENEFIT OF A NAMED PARTY WE REPORT  THESE  SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF   PERCENTAGE OF
                                                   OUTSTANDING     OUTSTANDING
FUND/                                              SHARES OWNED    SHARES OWNED
CLASS    SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
----------------------------------------------------------------------------------

STRATEGIC ASSET ALLOCATION: MODERATE

   Institutional

         State Street Corp Trustee                      XX%            XX%
             FBO Hallmark Cards Inc                     XX%            XX%
             Westwood, Massachusetts

         JPMorgan Chase Bank Trustee                    XX%            XX%
         Pennzoil Quaker State Co.
         Savings and Investment Plan
         Kansas City, Missouri

         JPMorgan Chase Bank Trustee FBO                XX%            XX%
             Clarian Health Partners                    XX%            XX%
             Defined Contribution Plan
             Kansas City, Missouri

         Chase Manhattan Bank NA TR                     XX%            XX%
         The BOC Group Inc. Savings
         Investment Plan Trust
         New York, New York

   R

         J Friduss & B Schiff Trustees FBO              XX%            XX%
             Friduss Lukee Schiff                       XX%            XX%
             Chicago, Illinois

         Sterne Agee & Leach, Inc.                      XX%            XX%
         Birmingham, Alabama

STRATEGIC ASSET ALLOCATION: AGGRESSIVE

   Investor

         Charles Schwab & Co., Inc.                     XX%            XX%
         San Francisco, California

         Union Bank TR Nominee FBO                      XX%            XX%
         Select Benefit Omnibus
         San Diego, California

   Advisor

         Saxon and Co.                                  XX%            XX%
         Philadelphia, Pennsylvania

         Reliance Trust Co. Trustee                     XX%            XX%
         for Various Clients
         Jersey City, New Jersey

         Charles Schwab & Co., Inc.                     XX%            XX%
         San Francisco, California

         FNB Nominee Co. 401k Plans                     XX%            XX%
         Indiana, Pennsylvania

         National Financial Services LLC                XX%            XX%
         New York, New York

   Institutional

         State Street Corp Trustee                      XX%            XX%
             FBO Hallmark Cards Inc                     XX%            XX%
             Westwood, Massachusetts

         JPMorgan Chase & Co TR                         XX%            XX%
         Marconi USA Wealth Accumulation
         Plan Trust
         New York, New York

---------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE  BENEFIT OF A NAMED PARTY WE REPORT  THESE  SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF   PERCENTAGE OF
                                                   OUTSTANDING     OUTSTANDING
FUND/                                              SHARES OWNED    SHARES OWNED
CLASS    SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
----------------------------------------------------------------------------------

STRATEGIC ASSET ALLOCATION: AGGRESSIVE

   Institutional

         The Chase Manhattan Bank NA TR                 XX%            XX%
         Huntsman Corp. Salary Deferral Plan & Trust
         New York, New York

         JPMorgan Chase Bank Trustee                    XX%            XX%
         St. Jude Medical Inc.
         Savings Plan and Trust
         Kansas City, Missouri

         Chase Manhattan Bank Trustee                   XX%            XX%
         The BOC Group Inc. Savings
         Investment Plan Trust
         New York, New York

         The Chase Manhattan Bank NA TR                 XX%            XX%
         Winnebago Industries Inc. P/S &
         Deferred Svgs Invest Plan
         New York, New York

   C

         American Enterprise Investment Svcs.           XX%            XX%
         Minneapolis, Minnesota

         First Clearing LLC                             XX%            XX%
         Richmond, Virginia

NEWTON

   Investor

         American Century Investment                    XX%            XX%
         Management, Inc.
         Kansas City, Missouri

         James E. Stowers III TR                        XX%            XX%
         Shawnee Mission, Kansas

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE  BENEFIT OF A NAMED PARTY WE REPORT  THESE  SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American Century  Strategic Asset  Allocations,
Inc. A shareholder  owning of record or  beneficially  more than 25% of a fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders'  meeting than votes of other shareholders.  As of XX______,  2004, the  officers  and  directors  of the  funds,  as a group,  owned  10.55% of the
Investor  Class of Newton  and owned  less than 1% of all other  classes  of the other funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACGIM, ACS LLC and ACIS are wholly owned, directly or indirectly,  by ACC.
James E. Stowers Jr.  controls  ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  American Century Global  Investment  Management,
Inc. (ACGIM) serves as the subadvisor for the international and emerging markets
equity   portions  of  the  funds  (except   Newton).   A  description   of  the
responsibilities of the advisor (ACIM or ACGIM) appears in each prospectus under the heading MANAGEMENT.

For  services  provided  to each  fund,  the  advisor  receives a fee based on a percentage  of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For funds with a stepped fee  schedule,  the rate of the fee is  determined  by  applying  the fee rate  calculation  formula indicated  on the tables  below.  This  formula  takes into  account  all of the advisor's assets under management in the fund's investment  strategy  ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's  assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in  calculating  the fee rate for a particular  fund could allow a fund to realize  scheduled  cost savings  more  quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                      CLASS                    PERCENTAGE OF STRATEGY ASSETS

Strategic Allocation:     Investor, A, B, C and R  1.00% of first $500 million
Conservative                                       0.95% more than $500 million to $1 billion
                                                   0.90% more than $1 billion to $5 billion
                                                   0.85% over $5 billion

                          Advisor                  0.75% of first $500 million
                                                   0.70% more than $500 million to $1 billion
                                                   0.65% more than $1 billion to $5 billion
                                                   0.60% over $5 billion

                          Institutional            0.80% of first $500 million
                                                   0.75% more than $500 million to $1 billion
                                                   0.70% more than $1 billion to $5 billion
                                                   0.65% over $5 billion

Strategic Allocation:     Investor, A, B, C and R  1.10% of 0 to $1 billion
Moderate                                           1.00% more than $1 billion to $5 billion
                                                   0.95% over $5 billion

                          Advisor                  0.85% of 0 to $1 billion
                                                   0.75% more than $1 billion to $5 billion
                                                   0.70% over $5 billion

                          Institutional            0.90% of 0 to $1 billion
                                                   0.80% more than $1 billion to $5 billion
                                                   0.75% over $5 billion

Strategic Allocation:     Investor, A, B, C and R  1.20% of 0 to $1 billion
Aggressive                                         1.10% more than $1 billion to $5 billion
                                                   1.05% over $5 billion

                          Advisor                  0.95% of 0 to $1 billion
                                                   0.85% more than $1 billion to $5 billion
                                                   0.80% over $5 billion

                          Institutional            1.00% of 0 to $1 billion
                                                   0.90% more then $1 billion to $5 billion
                                                   0.85% over $5 billion

Newton                    Investor                 1.50% of first $500 million
                                                   1.45% of next $500 million
                                                   1.40% over $1 billion

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2004, 2003 and 2002, are indicated in the following table. As new classes,  the R Class of Strategic  Allocation:  Conservative  and Strategic
Allocation: Aggressive, information regarding these classes was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND                                2004                2003              2002

STRATEGIC ALLOCATION: CONSERVATIVE

   Investor                     $3,267,230          $2,621,882        $2,233,365

   Institutional                $1,254,319            $846,191          $120,315

   A Class                            $522                 N/A               N/A

   B Class                            $108                 N/A               N/A

   C Class                            $392                 N/A               N/A

   Advisor                        $818,903            $441,446          $143,924
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE

   Investor                     $8,235,826          $6,559,112        $6,298,323

   Institutional                $3,082,658          $1,605,231          $973,825

   A Class                          $1,719                 N/A               N/A

   B Class                            $408                 N/A               N/A

   C Class                         $45,130             $13,912         $1,773(1)

   Advisor                      $2,341,252          $1,452,777          $721,130

   R Class                          $1,432               $7(2)               N/A

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE

   Investor                     $6,148,982          $3,952,760        $3,628,971

   Institutional                  $511,532            $314,220          $301,092

   A Class                            $476                 N/A               N/A

   B Class                            $188                 N/A               N/A

   C Class                         $54,197             $21,340         $4,639(3)

   Advisor                      $2,095,987          $1,059,426          $512,621

--------------------------------------------------------------------------------
NEWTON

   Investor                       $78,693            $6,363(2)               N/A

(1)  OCTOBER 2, 2001 (INCEPTION) THROUGH NOVEMBER 30, 2002.

(2)  AUGUST 29, 2003 (INCEPTION) THROUGH NOVEMBER 30, 2004.

(3)  NOVEMBER 27, 2001 (INCEPTION) THROUGH NOVEMBER 30, 2002.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)

                                 REGISTERED                                 OTHER ACCOUNTS
                                 INVESTMENT                                 (E.G., SEPARATE
                                 COMPANIES (E.G.,     OTHER POOLED          ACCOUNTS
                                 OTHER AMERICAN       INVESTMENT VEHICLES   AND CORPORATE
                                 CENTURY FUNDS        (E.G., COMMINGLED     ACCOUNTS INCLUDING
                                 AND AMERICAN         TRUSTS AND 529        INCUBATION
                                 CENTURY -            EDUCATION             STRATEGIES,
                                 SUBADVISED FUNDS)    SAVINGS PLANS)        CORPORATE MONEY)

NEWTON

John Small   Number of Other            1                    1                    0
Jr.          Accounts Managed

             Assets in Other      245,963,567.92         763,019.85              N/A
             Accounts Managed

STRATEGIC ALLOCATION: CONSERVATIVE

Gina Sanchez Number of Other            12                    0                  27
             Accounts Managed

             Assets in Other     2,674,740,365.34            N/A           867,527,389.41
             Accounts Managed

Jeff Tyler   Number of Other            15                    1                  27
             Accounts Managed

             Assets in Other     3,750,238,809.81      133,963,308.14      867,527,389.41
             Accounts Managed

STRATEGIC ALLOCATION: MODERATE

Gina Sanchez Number of Other            12                   0                   27
             Accounts Managed

             Assets in Other     1,669,594,887.78           N/A            867,527,389.41
             Accounts Managed

Jeff Tyler   Number of Other            15                   1                   27
             Accounts Managed

             Assets in Other     2,745,093,332.25      133,963.308.14      867,527,389.41
             Accounts Managed

STRATEGIC ALLOCATION: AGGRESSIVE

Gina Sanchez Number of Other            12                   0                   27
             Accounts Managed

             Assets in Other     2,380,987,967.75           N/A            867,527,389.41
             Accounts Managed

Jeff Tyler   Number of Other            15                   1                   27
             Accounts Managed

             Assets in Other     3,456,486,412.22      133,963,308.14      867,527,389.41
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  investment  performance  is measured by a  combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

The starting  point for each fund's  custom peer group and its market  benchmark for compensation purposes are shown in the following table.

-----------------------------------  --------------------  --------------------
                FUND                      PEER GROUP           BENCHMARK
-----------------------------------  --------------------  --------------------
Newton                               [TO BE PROVIDED]      [TO BE PROVIDED]
-----------------------------------  --------------------  --------------------
Strategic Allocation: Conservative   [TO BE PROVIDED]      [TO BE PROVIDED]
-----------------------------------  --------------------  --------------------
Strategic Allocation: Moderate       [TO BE PROVIDED]      [TO BE PROVIDED]
-----------------------------------  --------------------  --------------------
Strategic Allocation: Aggressive     [TO BE PROVIDED]      [TO BE PROVIDED]
-----------------------------------  --------------------  --------------------

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in limited situations,  primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the
American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent fiscal year end.  American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, this policy does not require the portfolio  managers of the Strategic Asset Allocation funds to invest in each of those funds.  Rather,  they are permitted to invest in the one that most closely reflects their personal investment objectives.

OWNERSHIP OF SECURITIES

                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

NEWTON

    John Small Jr.                                     B

STRATEGIC ALLOCATION: CONSERVATIVE

    Jeff Tyler                                         A

    Gina Sanchez                                       A

STRATEGIC ALLOCATION: MODERATE

    Jeff Tyler                                         E

    Gina Sanchez                                       D

STRATEGIC ALLOCATION: AGGRESSIVE

    Jeff Tyler                                         A

    Gina Sanchez                                       A

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

SUBADVISOR

The  investment  management  agreements  provide  that the advisor may  delegate certain  responsibilities  under  the  agreements  to a  subadvisor.  Currently,
American Century Global Investment Management, Inc. (ACGIM) serves as subadvisor for the  international  and emerging market equity portions of each fund (except
Newton)  under a  subadvisory  agreement  between  American  Century  Investment
Management,  Inc.  (ACIM)  and ACGIM  dated  January 1,  2005.  The  subadvisory agreement  continues for an initial period of one year and thereafter so long as continuance  is  specifically  approved  by vote  of a  majority  of the  funds'
outstanding  voting securities or by vote of a majority of the funds' directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject to termination without penalty on 60 days' written notice by ACIM, ACGIM, the Board of Directors,  or a majority of the funds'  outstanding votes and will terminate automatically  in the event of (i) its  assignment  or (ii)  termination  of the investment advisory agreement between the fund and ACIM.

The subadvisory agreement provides that ACGIM will make investment decisions for the funds (except  Newton) in accordance with the funds'  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from ACIM from time to time. For these  services,  ACIM will pay ACGIM a monthly fee at an annual rate of 0.90% of each fund's (except  Newton's) average daily net assets up to $100  million,  0.80% of the average  daily net assets of the next $150  million,  0.75% of the average  daily net assets of the next $250 million, and 0.70% of average daily net assets over $500 million.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware  and software  and  personnel  for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR, on page XX.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered  broker-dealer.  ACIS is a wholly owned  subsidiary  of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte &  Touche LLP is the independent  registered public accounting firm of the funds. The address of Deloitte &  Touche LLP is 1010 Grand Boulevard,
Kansas City,  Missouri 64106. As the independent  registered  public  accounting firm of the funds, Deloitte & Touche provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

THE NEWTON FUND AND THE EQUITY PORTION OF THE ASSET ALLOCATION FUNDS

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers. For the international and emerging markets  equityportions of the funds  (except  Newton),  ACIM has  delegated  responsibility  for selecting brokers  to  execute  portfolio  transactions  to ACGIM  under  the terms of the investment subadvisory agreement.

The advisor or the  subadvisor,  as the case may be,  receives  statistical  and other information and services,  including  research,  without cost from brokers and  dealers.  The advisor or the  subadvisor  evaluates  such  information  and services,  together with all other  information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount,  quality  and  reliability,  their  influence  in  selecting brokers varies from none to very substantial.  The advisor or subadvisor intends to  continue  to place some of the funds'  brokerage  business  with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed  by the advisor.  The advisor does not use brokers that  provide  such  information  and services for the purpose of reducing the expense of providing  required services to the funds.

In the years ended November 30, 2004,  2003 and 2002, the brokerage  commissions of each fund were as follows:

FUND                                   2004            2003               2002

Strategic Allocation: Conservative   $647,948         $628,286          $290,863

Strategic Allocation: Moderate     $3,130,495       $2,963,563        $2,260,091

Strategic Allocation: Aggressive   $2,307,466       $1,911,652        $1,603,175

Newton                                $49,199           $2,641               N/A

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF THE ASSET ALLOCATION FUNDS

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection  of a broker or dealer is a function  of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who  provide  statistical  and other information and services,  including research,  to the funds and to the advisor.
Such  information  and services  will be in addition to, and not in lieu of, the services  required  to be  performed  by the  advisor,  and the  expenses of the advisor  will not  necessarily  be  reduced  as a result of the  receipt of such supplemental information.

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions, meaning that the funds normally purchase securities on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
November  30,  2004,  2003  and  2002,  the  funds  did not  pay  any  brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND                         BROKER, DEALER OR PARENT        NOVEMBER 30, 2004

Strategic Allocation:        Morgan Stanley                      $3,918,761
Conservative
                             LB-UBS Commercial Mortgage Trust    $3,055,016

                             Merrill Lynch & Co., Inc.           $2,518,683

                             American Express Co.                $2,367,205

                             Goldman Sachs Group, Inc.           $1,834,782

                             UBS AG                                $965,454

                             Credit Suisse First Boston            $803,150

                             Fiserv, Inc.                          $477,524

                             Raymond James Financial, Inc.         $330,320

Strategic Allocation:        American Express Co.                $8,597,469
Moderate
                             Morgan Stanley                      $7,184,654

                             Merrill Lynch & Company Inc.        $4,467,875

                             LB-UBS Commercial Mortgage Trust    $4,336,152

                             Goldman Sachs Group, Inc.           $3,639,428

                             UBS AG                              $2,749,421

                             Raymond James Financial, Inc.       $1,445,131

                             Fiserv, Inc.                          $997,409

                             Credit Suisse First Boston            $903,544

Strategic Allocation:        American Express Co.                $5,579,068
Aggressive
                             Morgan Stanley                      $2,835,736

                             Goldman Sachs Group, Inc.           $2,265,590

                             UBS AG                              $2,050,043

                             Merrill Lynch & Company Inc.        $2,017,232

                             LB-UBS Commercial Mortgage Trust    $1,281,136

                             Raymond James Financial, Inc.         $752,900

                             Fiserv, Inc.                          $523,736

                             Credit Suisse First Boston            $200,788

Newton                       None

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes  received from all of the  corporation's  shareholders  without  regard to whether a  majority  of shares  of any one fund  voted in favor of a  particular nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition for the funds generally; and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The Plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent directors or by vote of a majority of outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries, and to compensate them for such services, the funds' advisor has reduced its  management fee by 0.25% per annum with respect to the Advisor Class shares,  and the funds'  Board of Directors  has adopted an Advisor  Class Plan.
Pursuant  to  the  Advisor  Class  Plan,  the  Advisor  Class  pays  the  funds'
distributor  0.50% annually of the aggregate  average daily assets of the funds'
Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

     Strategic Allocation: Conservative      $552,158

     Strategic Allocation: Moderate        $1,426,648

     Strategic Allocation: Aggressive      $1,103,152

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check-writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder  reports,  annual and semiannual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  November 30,  2004,  the amount of fees paid under the Advisor Class Plan for shareholder services was:

     Strategic Allocation: Conservative      $276,079

     Strategic Allocation: Moderate          $713,324

     Strategic Allocation: Aggressive        $551,576

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  payment of sales  commissions,  ongoing  commissions  and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributors  who engage in or support  distribution  of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributors;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and conducting  sales  seminars and organizing  payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2004,  the amount of fees paid under the Advisor Class Plan for distribution services was:

     Strategic Allocation: Conservative      $276,079

     Strategic Allocation: Moderate          $713,324

     Strategic Allocation: Aggressive        $551,576

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor  a fee equal to 0.25%  annually  of the average daily net asset value of the A Class  shares.  The  distributor  may use these fees to pay for certain ongoing  shareholder and  administrative  services
(as described below) and for distribution services,  including past distribution services (as described  below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

During the fiscal year ended  November 30, 2004,  the  aggregate  amount of fees paid under the A Class plan was:

         Strategic Allocation: Conservative   $132

         Strategic Allocation: Moderate       $405

         Strategic Allocation: Aggressive      $99

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the B Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended  November 30, 2004,  the  aggregate  amount of fees paid under the B Class plan was:

         Strategic Allocation: Conservative   $109

         Strategic Allocation: Moderate       $384

         Strategic Allocation: Aggressive     $156

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the C Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described  below).  This payment is fixed at 1.00% and is not based on expenses  incurred by the distributor.  During the fiscal year ended November
30, 2004, the aggregate amount of fees paid under the C Class Plan was:

         Strategic Allocation: Conservative      $396

         Strategic Allocation: Moderate       $42,173

         Strategic Allocation: Aggressive     $45,164

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the R Class Plan was:

         Strategic Allocation: Moderate     $671

Because  the  R  Class  of  Strategic  Allocation:  Conservative  and  Strategic
Allocation:  Aggressive were not in operation as of the fiscal year end, no fees have been paid.

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

The distributor  then makes these payments to the financial  intermediaries  who offer  the R Class  shares  for past  individual  shareholder  and  distribution services  as  described  below.  No  portion  of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations due to sales efficiencies and competitive considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent deferred sales charges paid to the distributor for the
C Class  shares in the fiscal year ended  November  30,  2004,  were:  Strategic
Allocation:   Moderate,   $1,228.26;   and  Strategic  Allocation:   Aggressive,
$11,429.29.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                        DEALER CONCESSION

LESS THAN $50,000                            5.00%

$50,000 - $99,999                            4.00%

$100,000 - $249,999                          3.25%

$250,000 - $499,999                          2.00%

$500,000 - $999,999                          1.75%

$1,000,000 - $3,999,999                      1.00%

$4,000,000 - $9,999,999                      0.50%

GREATER THAN $10,000,000                     0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions  received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  (excluding  Real Estate
Investment Trusts) may qualify for the 70%  dividends-received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period  beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment  companies (PFICs),  capital gains on the sale of such holdings will be deemed ordinary income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2004, the funds in the table below had the following  capital loss carryover,  which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.

FUND                                2008       2009        2010       2011         2012
----                                ----       ----        ----       ----         ----

Strategic Allocation: Conservative    0         0            0           0           0

Strategic Allocation: Moderate        0         0            0           0           0

Strategic Allocation: Aggressive      0         0   (9,706,782)          0           0

Newton                                0         0            0     (25,707)   (698,751)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting. You will be asked to make the appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty  of $50,  which  will be  charged  against  your  account if you fail to provide the certification by the time the report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included  in the funds'  Annual  Report  for the  fiscal  year ended
November 30, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the prospectus, the funds may invest in fixed-income securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the prospectus.  The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This is the  highest  rating  assigned  by S&P to a debt
                    obligation. It indicates an extremely strong capacity to pay interest and repay principal.

AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.

A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.

BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.

B                   Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB', but currently has the capacity to pay  interest  and  repay  principal.  Adverse  business, financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.

STANDARD & POOR'S

CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.

C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.

D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will
                    be made during such grace period.  It also will be used upon the  filing of a  bankruptcy  petition  for the  taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.

A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.

Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.

Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.

B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa                  Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implies B or B3 rating.

Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.

C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.

AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.

A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.

BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.

BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.

B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.

CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D          The ratings of  obligations  in this  category  are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery,  around  90%-  100%  of  outstanding  amounts  and accrued interest. `DD' indicates potential recoveries in the range of  50%-90%  and `D' the  lowest  recovery  potential,
                    i.e., below 50%.

                    Entities  rated in this category  have  defaulted on some or all of their  obligations.  Entities  rated  `DDD'  have the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated  `DD'  and `D' are  generally  undergoing  a formal  reorganization or liquidation  process;  those rated
                    `DD'  are  likely  to  satisfy  a  higher  portion  of their outstanding  obligations,  while  entities  rated `D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P   MOODY'S                    DESCRIPTION
--------------------------------------------------------------------------------
A-1  Prime-1  This indicates that the degree of safety regarding timely
     (P-1)    payment is strong.  Standard & Poor's rates those issues
              determined to possess extremely strong safety characteristics as A-1+.

A-2  Prime-2  Capacity for timely payment on commercial paper is satisfactory,
     (P-2)    but the relative degree of safety is not as high as for issues designated A-1. Earnings  trends and coverage ratios, while sound, will be more subject to variation.  Capitalization
              characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3  Prime-3  Satisfactory capacity for timely repayment. Issues that carry
     (P-3)    this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P     MOODY'S                  DESCRIPTION
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                        refinancing, or both.

SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                        accounted for, but lacking the undeniable strength of the
                        preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                        having protection and not distinctly or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone  numbers  listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan
     o    a bank
     o    a broker-dealer
     o    an insurance company
     o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o   EDGAR database at sec.gov
                           o   By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                               AMERICANCENTURY.COM

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-41808   0503

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

PART C.   OTHER INFORMATION

Item 22.  Exhibits

     (a) (1) Articles of  Incorporation  of Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated March 31, 1994 (filed  electronically as Exhibit 1a to
Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on
December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (2)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated November 28, 1995 (filed  electronically as Exhibit 1b to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant
on December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (3)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated December 26, 1995 (filed  electronically as Exhibit 1c to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant
on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (4)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1d to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (5)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1e to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (6)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated September 9, 1996 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  4  to  the  Registration  Statement  of  the
Registrant on January 5, 1999, File No.  33-79482,  and  incorporated  herein by reference).

          (7)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1f to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (8)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1g to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (9)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated February 16, 1999 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  6  to  the  Registration  Statement  of  the
Registrant on March 30, 1999,  File No.  33-79482,  and  incorporated  herein by reference).

          (10)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated August 2, 1999, (filed electronically as an Exhibit to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 31, 2000, File No. 33-79482, and incorporated herein by reference).

          (11)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated May 22, 2000 (filed  electronically  as Exhibit a11 to
Post-Effective Amendment No. 10 to the Registration Statement of the Registrant,
on June 30, 2000, File No. 33-79482, and incorporated herein by reference).

          (12)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc.,  dated May 5, 2001 (filed  electronically  as Exhibit a12 to
Post-Effective  Amendment No. 13 to the Registration Statement of the Registrant
on April 20, 2001, File No. 33-79482, and incorporated herein by reference).

          (13)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 14, 2003 (filed electronically as Exhibit a13 to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (14)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated February 24, 2004, (filed electronically as Exhibit a13 to  Post-Effective  Amendment  No.  18 to  the  Registration  Statement  of  the
Registrant on March 29, 2004,  File No.  33-79482,  and  incorporated  herein by reference).

          (15)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated July 20, 2004 (filed  electronically as Exhibit a15 to
Post-Effective  Amendment No. 19 to the Registration Statement of the Registrant
on July 30, 2004, File No. 33-79482, and incorporated herein by reference).

          (16)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 18, 2004 (filed electronically as Exhibit a16 to
Post-Effective  Amendment No. 20 to the Registration Statement of the Registrant
on September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (17)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated January 13, 2005, are included herein.

     (b) Amended and Restated  By-Laws,  dated  September 21, 2004, are included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh,  Article Eighth and Article Ninth of
Registrant's   Articles  of  Incorporation,   appearing  as  Exhibit  (a)(1)  to
Pre-Effective Amendment No. 3 on Form N-1A of the Registrant; and Sections 3, 4,
5, 7, 8, 9, 10, 11, 22,  25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended
and Restated By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc., dated September 30, 2004 (filed electronically as
Exhibit d to  Post-Effective  Amendment No. 20 to the Registration  Statement of
the Registrant on September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (2) Investment  Subadvisory Agreement with American Century Investment
Management, Inc. and American Century Global Investment Management,  Inc., dated
January 1, 2005, is included herein.

          (3) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated November 17, 2004 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 106 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f) Not applicable.

     (g) (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit 8d to  Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit 8 to  Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  of
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  February  1, 1996  (filed  electronically  as Exhibit 9 to  Pre-Effective
Amendment No. 4 to the  Registration  Statement of the Registrant on February 5,
1996, File No. 33-79482, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (2) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15d to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
the Registrant on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (22)  Amendment  No.  2 to the  Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  September  30, 2004 (filed  electronically  as
Exhibit m22 to Post-Effective Amendment No. 106 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (25)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (26)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (27)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (28) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (29)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of the Registrant on August 28,
2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc., on November 29, 2004, File No. 2-14213,  and incorporated herein by reference).

          (9)  Amendment No. 8 to the Amended and Restated  Multiple  Class Plan
(to be filed by amendment).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 23.  Persons Controlled by or Under Common Control with Registrant.

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24.  Indemnification.

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Ninth of the Registrant's  Articles of  Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and directors by way of indemnification against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25.  Business and Other Connections of Investment Advisor

          NONE.

Item 26. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of ACIS:

Name and Principal        Positions and Offices           Positions and Offices
Business Address*         with Underwriter                with Registrant
----------------------------------------------------------------------------
James E. Stowers, Jr.     Chairman and Director            Director and
                                                           Chairman Emeritus

James E. Stowers III      Co-Chairman and Director         Director and
                                                           Vice-Chairman

William M. Lyons          President, Chief Executive       President
                          Officer and Director

Robert T. Jackson         Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Brian Jeter               Senior Vice President            none

Mark Killen               Senior Vice President            none

Dave Larrabee             Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice
                          and General Counsel              President and
                                                           General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century  Strategic  Asset  Allocations,  Inc.,  American
Century Services, LLC, American Century Global Investment Management,  Inc., and
American Century Investment  Management,  Inc., all located at 4500 Main Street,
Kansas City, Missouri 64111.

Item 28.  Management Services - Not Applicable.

Item 29.  Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri on the 28th day of January, 2005.

                            AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                            (Registrant)

                            By: /*/ William M. Lyons
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                                    Date

*William M. Lyons           President and                      January 28, 2005
----------------------      Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,             January 28, 2005
----------------------      Treasurer and Chief
Maryanne Roepke             Accounting Officer

*James E. Stowers, Jr.      Chairman Emeritus of the           January 28, 2005
----------------------      Board and Director
James E. Stowers, Jr.

*James E. Stowers III       Vice Chairman of the               January 28, 2005
----------------------      Board and Director
James E. Stowers III

*Thomas A. Brown            Director                           January 28, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                           January 28, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           January 28, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt            Chairman of the Board and          January 28, 2005
----------------------      Director
Donald H. Pratt

*Gale E. Sayers             Director                           January 28, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord     Director                           January 28, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster         Director                           January 28, 2005
----------------------
Timothy S. Webster

*By /s/ Brian L. Brogan
    ------------------------------------------
    Brian L. Brogan
    Attorney-in-Fact (pursuant to a
    Power of Attorney dated November 16, 2004)